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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $11,174,561)
Angola (Rep of), 9.500%, 11/12/2025		1,756,000	$1,863,643	0.14
Angola (Rep of), 8.250%, 05/09/2028		2,435,000	2,429,195	0.18
Angola (Rep of), 8.000%, 11/26/2029		1,373,000	1,355,837	0.10
Angola (Rep of), 9.375%, 05/08/2048		5,682,000	5,624,498	0.41
Angola (Rep of), 9.125%, 11/26/2049		1,342,000	1,301,740	0.09
			12,574,913	0.92
Argentina (Cost $50,149,064)
Argentina (Rep of), 1.000%, 07/09/2029		3,975,200	1,649,708	0.12
Argentina (Rep of), (Step to 0.500% on 07/09/2021), 0.125%, 07/09/2030[2]		34,487,451	13,200,417	0.96
Argentina (Rep of), (Step to 1.125% on 07/09/2021), 0.125%, 07/09/2035[2]		24,707,171	8,443,923	0.62
Argentina (Rep of), (Step to 2.000% on 07/09/2021), 0.125%, 01/09/2038[2]		5,581,313	2,185,084	0.16
Argentina (Rep of), (Step to 2.500% on 07/09/2021), 0.125%, 07/09/2041[2]		9,665,926	3,501,578	0.26
Pampa Energia S.A., 7.375%, 07/21/2023		2,021,000	1,798,710	0.13
YPF S.A., 8.750%, 04/04/2024		10,150,000	7,714,000	0.56
			38,493,420	2.81
Azerbaijan (Cost $9,790,264)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		5,289,000	6,366,898	0.47
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		710,000	753,052	0.05
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,984,000	3,814,984	0.28
			10,934,934	0.80
Bahrain (Cost $5,617,755)
Bahrain (Rep of), 7.500%, 09/20/2047		1,684,000	1,895,847	0.14
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,517,000	1,686,701	0.12
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		2,000,000	2,337,820	0.17
			5,920,368	0.43
Belarus (Cost $2,909,935)
Belarus (Rep of), 7.625%, 06/29/2027		1,595,000	1,742,857	0.13
Belarus (Rep of), 6.200%, 02/28/2030		1,162,000	1,169,204	0.08
			2,912,061	0.21
Brazil (Cost $144,525,917)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		4,320,000	4,298,400	0.31
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[3]		4,290,000	4,808,382	0.35
Brazil (Rep of), 6.000%, 04/07/2026		1,540,000	1,819,510	0.13
Brazil (Rep of), 4.625%, 01/13/2028		1,710,000	1,885,275	0.14
Brazil (Rep of), 8.250%, 01/20/2034		1,360,000	1,876,814	0.14
Brazil (Rep of), 7.125%, 01/20/2037		1,930,000	2,470,419	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil (Rep of), 5.625%, 01/07/2041		1,170,000	$1,300,163	0.10
Brazil (Rep of), 5.000%, 01/27/2045		2,800,000	2,901,500	0.21
Brazil (Rep of), 5.625%, 02/21/2047		1,749,000	1,950,135	0.14
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[4]	BRL	124,404,000	19,934,380	1.46
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[4]	BRL	175,650,000	27,068,060	1.98
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	82,548,000	17,264,297	1.26
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	31,355,000	6,659,350	0.49
CSN Inova Ventures, 6.750%, 01/28/2028		2,825,000	3,040,830	0.22
CSN Islands XII Corp., 7.000%, 03/23/2021		3,220,000	3,145,618	0.23
Oi S.A., 10.000%, 07/27/2025[5]		25,950,000	26,962,050	1.97
Samarco Mineracao S.A., 4.125%, 11/01/2022[6]		3,607,000	2,656,339	0.19
Samarco Mineracao S.A., 5.750%, 10/24/2023[6]		3,978,000	3,002,793	0.22
Samarco Mineracao S.A., 5.375%, 09/26/2024[6]		3,545,000	2,676,510	0.20
			135,720,825	9.92
Chile (Cost $24,341,226)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,220,000	1,259,650	0.09
Chile (Rep of), 3.240%, 02/06/2028		1,133,000	1,268,971	0.09
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	1,660,541	0.12
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,979,000	4,021,525	0.30
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,006,000	4,973,921	0.37
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,867,000	2,215,210	0.16
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		2,541,000	3,009,946	0.22
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051[7]		1,246,000	1,214,121	0.09
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		2,471,000	3,049,214	0.22
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,530,000	1,673,253	0.12
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,495,000	2,728,550	0.20
			27,074,902	1.98
China (Cost $65,541,709)
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		3,380,000	1,370,590	0.10
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023		4,455,000	1,672,853	0.12
China (Rep of), 2.680%, 05/21/2030	CNY	32,640,000	4,820,371	0.35
China Evergrande Group, 11.500%, 01/22/2023		4,240,000	4,040,458	0.30
China Evergrande Group, 7.500%, 06/28/2023		7,041,000	6,093,556	0.45
China Evergrande Group, 10.500%, 04/11/2024		6,628,000	6,017,829	0.44
China Evergrande Group, 8.750%, 06/28/2025		6,885,000	5,499,961	0.40
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	1,237,155	0.09
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	2,218,911	0.16
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		4,843,000	4,869,637	0.36
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		2,462,000	2,547,877	0.19
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,395,000	3,484,980	0.25
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		7,135,000	6,760,925	0.49

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Scenery Journey Ltd., 11.500%, 10/24/2022		5,345,000	$5,066,226	0.37
Scenery Journey Ltd., 12.000%, 10/24/2023		3,235,000	3,016,600	0.22
Scenery Journey Ltd., 13.750%, 11/06/2023		800,000	768,400	0.06
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,310,000	1,643,605	0.12
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		1,900,000	1,964,295	0.14
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		631,000	643,202	0.05
			63,737,431	4.66
Colombia (Cost $45,964,405)
Colombia (Rep of), 8.125%, 05/21/2024		2,986,000	3,616,822	0.26
Colombia (Rep of), 3.875%, 04/25/2027		2,623,000	2,885,300	0.21
Colombia (Rep of), 7.375%, 09/18/2037		2,191,000	3,066,305	0.22
Colombia (Rep of), 6.125%, 01/18/2041		3,584,000	4,596,480	0.34
Colombia (Rep of), 5.625%, 02/26/2044		3,021,000	3,727,944	0.27
Colombia (Rep of), 5.000%, 06/15/2045		544,000	631,856	0.05
Colombia (Rep of), 4.125%, 05/15/2051		1,643,000	1,723,507	0.13
Colombian TES, 4.750%, 02/23/2023	COP	41,783,000	3,549,249	0.26
Colombian TES, 10.000%, 07/24/2024	COP	15,679,000,000	5,365,678	0.39
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	801,353	0.06
Colombian TES, 7.500%, 08/26/2026	COP	15,931,700,000	5,175,625	0.38
Colombian TES, 5.750%, 11/03/2027	COP	25,255,200,000	7,509,003	0.55
Colombian TES, 6.000%, 04/28/2028	COP	7,929,900,000	2,369,028	0.17
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,602,529	0.19
			47,620,679	3.48
Costa Rica (Cost $2,610,776)
Costa Rica (Rep of), 6.125%, 02/19/2031		1,049,000	1,051,623	0.08
Costa Rica (Rep of), 5.625%, 04/30/2043		1,460,000	1,302,320	0.09
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	267,540	0.02
			2,621,483	0.19
Croatia (Cost $8,303,691)
Croatia (Rep of), 6.375%, 03/24/2021		3,781,000	3,811,808	0.28
Croatia (Rep of), 6.000%, 01/26/2024		4,090,000	4,713,725	0.34
			8,525,533	0.62
Czech Republic (Cost $2,562,000)
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	408,040	0.03
New World Resources N.V., 8.000%, 04/07/2020[6,8,9]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,8,9]	EUR	669,526	—	—
			408,040	0.03
Dominican Republic (Cost $39,449,673)
Dominican (Rep of), 5.500%, 01/27/2025		1,594,000	1,774,919	0.13
Dominican (Rep of), 6.875%, 01/29/2026		5,456,000	6,448,992	0.47

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican (Rep of), 9.750%, 06/05/2026	DOP	94,650,000	$1,740,033	0.13
Dominican (Rep of), 6.000%, 07/19/2028		1,070,000	1,242,805	0.09
Dominican (Rep of), 4.875%, 09/23/2032		8,618,000	9,191,097	0.67
Dominican (Rep of), 5.300%, 01/21/2041[7]		2,533,000	2,615,323	0.19
Dominican (Rep of), 7.450%, 04/30/2044		2,535,000	3,182,692	0.23
Dominican (Rep of), 6.850%, 01/27/2045		4,076,000	4,799,490	0.35
Dominican (Rep of), 6.500%, 02/15/2048		1,319,000	1,497,065	0.11
Dominican (Rep of), 5.875%, 01/30/2060		8,709,000	9,118,323	0.67
			41,610,739	3.04
Ecuador (Cost $61,916,687)
Ecuador (Rep of), 0.000%, 07/31/2030[4,7]		2,309,782	993,229	0.07
Ecuador (Rep of), (Step to 5.000% on 07/31/2021), 0.500%, 07/31/2030[2,7]		22,798,952	12,140,442	0.89
Ecuador (Rep of), (Step to 1.000% on 07/31/2021), 0.500%, 07/31/2035[2,7]		53,875,012	24,513,131	1.79
Ecuador (Rep of), (Step to 0.500% on 07/31/2021), 0.500%, 07/31/2040[2,7]		14,033,288	6,104,480	0.45
			43,751,282	3.20
Egypt (Cost $39,410,880)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	10,370,000	663,241	0.05
Egypt (Rep of), 14.138%, 10/20/2022	EGP	6,343,000	405,282	0.03
Egypt (Rep of), 14.313%, 10/13/2023	EGP	9,116,000	587,211	0.04
Egypt (Rep of), 6.588%, 02/21/2028		1,131,000	1,226,389	0.09
Egypt (Rep of), 7.600%, 03/01/2029		2,005,000	2,255,745	0.16
Egypt (Rep of), 7.625%, 05/29/2032		2,224,000	2,463,302	0.18
Egypt (Rep of), 8.500%, 01/31/2047		5,484,000	6,025,600	0.44
Egypt (Rep of), 7.903%, 02/21/2048		5,519,000	5,757,608	0.42
Egypt (Rep of), 8.700%, 03/01/2049		2,376,000	2,643,300	0.19
Egypt (Rep of), 8.875%, 05/29/2050		5,859,000	6,628,170	0.48
Egypt (Rep of), 8.150%, 11/20/2059		369,000	391,096	0.03
Egypt Treasury Bills, 11.930%, 05/18/2021[10]	EGP	68,300,000	4,195,214	0.31
Egypt Treasury Bills, 11.930%, 05/25/2021[10]	EGP	21,200,000	1,299,046	0.10
Egypt Treasury Bills, 11.880%, 06/01/2021[10]	EGP	35,775,000	2,186,873	0.16
Egypt Treasury Bills, 11.789%, 08/10/2021[10]	EGP	68,300,000	4,074,810	0.30
			40,802,887	2.98
El Salvador (Cost $13,922,150)
El Salvador (Rep of), 6.375%, 01/18/2027		2,530,000	2,460,425	0.18
El Salvador (Rep of), 8.625%, 02/28/2029		2,705,000	2,792,912	0.20
El Salvador (Rep of), 8.250%, 04/10/2032		1,316,000	1,333,108	0.10
El Salvador (Rep of), 7.650%, 06/15/2035		722,000	707,560	0.05
El Salvador (Rep of), 7.625%, 02/01/2041		3,043,000	2,928,887	0.21
El Salvador (Rep of), 7.125%, 01/20/2050		2,441,000	2,254,264	0.17
El Salvador (Rep of), 9.500%, 07/15/2052		1,601,000	1,668,242	0.12
			14,145,398	1.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Gabon (Cost $4,731,161)
Gabon (Rep of), 6.375%, 12/12/2024		2,365,771	$2,472,231	0.18
Gabon (Rep of), 6.625%, 02/06/2031		3,503,000	3,459,212	0.25
			5,931,443	0.43
Georgia (Cost $2,737,721)
Georgia (Rep of), 6.875%, 04/12/2021		2,723,000	2,742,573	0.20
			2,742,573	0.20
Ghana (Cost $7,515,688)
Ghana (Rep of), 7.625%, 05/16/2029		1,743,000	1,841,619	0.13
Ghana (Rep of), 8.125%, 03/26/2032		2,050,000	2,145,038	0.16
Ghana (Rep of), 7.875%, 02/11/2035		838,000	846,380	0.06
Ghana (Rep of), 8.950%, 03/26/2051		2,399,000	2,447,556	0.18
Ghana (Rep of), 8.750%, 03/11/2061		626,000	627,565	0.05
			7,908,158	0.58
Guatemala (Cost $2,022,358)
Guatemala (Rep of), 5.375%, 04/24/2032		662,000	784,470	0.06
Guatemala (Rep of), 6.125%, 06/01/2050		1,005,000	1,243,688	0.09
			2,028,158	0.15
Hungary (Cost $10,484,627)
Hungary (Rep of), 5.750%, 11/22/2023		1,830,000	2,087,561	0.15
Hungary (Rep of), 5.375%, 03/25/2024		3,314,000	3,782,301	0.28
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	1,984,801	0.14
Hungary (Rep of), 3.000%, 08/21/2030	HUF	838,700,000	3,093,658	0.23
			10,948,321	0.80
India (Cost $10,575,218)
Export-Import Bank of India, 4.000%, 01/14/2023		2,189,000	2,304,817	0.17
Export-Import Bank of India, 3.375%, 08/05/2026		920,000	996,314	0.07
Export-Import Bank of India, 2.250%, 01/13/2031[7]		2,069,000	1,998,201	0.15
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024[7]		2,630,000	2,829,880	0.21
Vedanta Resources Ltd., 6.375%, 07/30/2022		3,070,000	2,781,420	0.20
			10,910,632	0.80
Indonesia (Cost $86,283,828)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	6,181,857	0.45
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	105,269,000,000	8,489,033	0.62
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	47,273,000,000	3,586,087	0.26
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	27,701,000,000	1,991,658	0.15
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	60,562,000,000	4,894,778	0.36
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	45,861,000,000	3,444,122	0.25
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	8,998,000,000	705,494	0.05
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,256,739	0.16
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	46,487,000,000	3,355,314	0.24
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	767,526	0.06
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,316,700	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 8.500%, 10/12/2035		1,467,000	$2,407,843	0.18
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	3,121,746	0.23
Indonesia (Rep of), 6.625%, 02/17/2037		1,755,000	2,502,202	0.18
Indonesia (Rep of), 7.750%, 01/17/2038		2,222,000	3,500,790	0.26
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	640,505	0.05
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	37,239,000,000	3,027,026	0.22
Indonesia (Rep of), 5.250%, 01/17/2042		1,633,000	2,116,004	0.15
Indonesia (Rep of), 5.125%, 01/15/2045		4,135,000	5,318,826	0.39
Indonesia (Rep of), 5.950%, 01/08/2046		1,886,000	2,699,439	0.20
Indonesia (Rep of), 5.250%, 01/08/2047		2,690,000	3,567,489	0.26
Indonesia (Rep of), 4.750%, 07/18/2047		1,750,000	2,174,198	0.16
Indonesia (Rep of), 3.350%, 03/12/2071		1,236,000	1,253,326	0.09
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		2,061,000	2,288,993	0.17
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		776,000	858,256	0.06
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		1,094,000	1,289,146	0.09
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		2,939,000	3,935,879	0.29
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		573,000	695,479	0.05
Pertamina Persero PT, 6.000%, 05/03/2042		1,079,000	1,367,360	0.10
Pertamina Persero PT, 6.450%, 05/30/2044		598,000	806,964	0.06
Pertamina Persero PT, 6.500%, 11/07/2048		947,000	1,321,065	0.10
Pertamina Persero PT, 4.175%, 01/21/2050		1,422,000	1,521,540	0.11
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		617,000	698,493	0.05
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,589,000	2,985,974	0.22
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		698,000	753,407	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.500%, 11/22/2021		2,680,000	2,781,840	0.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		1,188,000	1,387,952	0.10
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		2,381,000	3,103,419	0.23
			96,114,469	7.02
Iraq (Cost $892,552)
Iraq (Rep of), 5.800%, 01/15/2028		931,000	875,233	0.06
			875,233	0.06
Ivory Coast (Cost $10,625,139)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	2,813,000	3,741,229	0.27
Ivory Coast (Rep of), 4.875%, 01/30/2032[7]	EUR	2,575,000	3,208,482	0.23
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	220,020	0.02
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	3,694,000	5,038,907	0.37
			12,208,638	0.89
Jamaica (Cost $11,464,950)
Digicel Group 0.5 Ltd., 7.000%, 02/19/2021[5]		1,125,933	382,817	0.03
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[5]		8,039,811	7,557,422	0.55
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025[5]		3,864,071	2,357,083	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jamaica (continued)
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.750%, 05/25/2024		814,765	$847,356	0.06
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.000%, 12/31/2026		1,014,589	862,401	0.07
Jamaica (Rep of), 7.875%, 07/28/2045		1,750,000	2,456,125	0.18
			14,463,204	1.06
Kazakhstan (Cost $17,239,881)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,180,000	4,388,599	0.32
Kazakhstan (Rep of), 6.500%, 07/21/2045		2,827,000	4,450,699	0.32
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		2,291,000	3,356,315	0.25
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,585,000	3,175,104	0.23
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		1,091,000	1,176,381	0.09
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		2,438,000	3,377,020	0.25
			19,924,118	1.46
Kenya (Cost $2,379,674)
Kenya (Rep of), 8.000%, 05/22/2032		2,260,000	2,607,294	0.19
			2,607,294	0.19
Lebanon (Cost $40,510,468)
Lebanon (Rep of), 6.375%, 03/09/2020[6,8]		5,105,000	709,432	0.05
Lebanon (Rep of), 5.800%, 04/14/2020[6,8]		3,619,000	488,710	0.04
Lebanon (Rep of), 6.150%, 06/19/2020[6,8]		6,977,000	955,151	0.07
Lebanon (Rep of), 8.250%, 04/12/2021[6]		11,125,000	1,447,140	0.11
Lebanon (Rep of), 6.100%, 10/04/2022[6]		12,335,000	1,615,885	0.12
Lebanon (Rep of), 6.000%, 01/27/2023[6]		1,421,000	183,309	0.01
Lebanon (Rep of), 6.600%, 11/27/2026[6]		2,059,000	257,375	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[6]		4,544,000	577,997	0.04
Lebanon (Rep of), 7.000%, 03/23/2032[6]		3,055,000	384,893	0.03
Lebanon (Rep of), 7.050%, 11/02/2035[6]		244,000	30,417	—
Lebanon (Rep of), 7.250%, 03/23/2037[6]		2,067,000	260,128	0.02
			6,910,437	0.51
Malaysia (Cost $20,676,639)
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	570,669	0.04
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	1,099,000	296,330	0.02
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	6,370,000	1,707,885	0.12
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	4,029,000	1,087,738	0.08
Malaysia (Rep of), 2.632%, 04/15/2031	MYR	15,443,000	3,790,325	0.28
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	689,219	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	1,728,000	482,965	0.03
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	5,407,000	1,407,653	0.10
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	486,892	0.04
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	508,914	0.04
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	214,902	0.02
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	500,267	0.04

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	4,456,000	$1,124,158	0.08
Petronas Capital Ltd., 4.550%, 04/21/2050		4,288,000	5,547,467	0.41
Petronas Capital Ltd., 4.800%, 04/21/2060		1,768,000	2,472,884	0.18
			20,888,268	1.53
Mexico (Cost $75,394,476)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[3]		1,670,000	1,772,705	0.13
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		550,000	605,000	0.04
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.470%), 7.500%, 06/27/2029[3]		1,575,000	1,716,750	0.13
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		3,600,000	4,194,000	0.31
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		3,835,000	3,728,579	0.27
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,353,000	2,588,300	0.19
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,210,800	0.09
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,767,000	3,164,756	0.23
Mexican Bonos, 10.000%, 12/05/2024	MXN	24,500,000	1,431,085	0.10
Mexican Bonos, 7.500%, 06/03/2027	MXN	15,080,000	841,093	0.06
Mexican Bonos, 8.500%, 05/31/2029	MXN	23,130,000	1,377,351	0.10
Mexican Bonos, 8.500%, 11/18/2038	MXN	78,710,000	4,690,193	0.34
Mexico (Rep of), 3.600%, 01/30/2025		1,236,000	1,371,317	0.10
Mexico (Rep of), 2.659%, 05/24/2031		1,657,000	1,647,953	0.12
Mexico (Rep of), 6.050%, 01/11/2040		1,068,000	1,359,970	0.10
Mexico (Rep of), 4.750%, 03/08/2044		1,388,000	1,558,030	0.11
Mexico (Rep of), 5.550%, 01/21/2045		1,734,000	2,158,847	0.16
Mexico (Rep of), 3.771%, 05/24/2061		7,906,000	7,617,510	0.56
Mexico (Rep of), 3.750%, 04/19/2071		5,066,000	4,741,776	0.35
Mexico (Rep of), 5.750%, 10/12/2110		2,038,000	2,519,498	0.18
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	3,543,788	0.26
Petroleos Mexicanos, 6.750%, 09/21/2047		9,740,000	8,507,890	0.62
Petroleos Mexicanos, 6.350%, 02/12/2048		2,700,000	2,257,875	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		8,214,000	7,766,173	0.57
Petroleos Mexicanos, 6.950%, 01/28/2060		8,000,000	7,012,000	0.51
			79,383,239	5.80
Mongolia (Cost $3,290,537)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		1,100,000	1,171,485	0.09
Mongolia (Rep of), 5.625%, 05/01/2023		1,120,000	1,177,346	0.09
Mongolia (Rep of), 5.125%, 04/07/2026		711,000	758,870	0.05
Mongolian Mining Corp., 2.119%, 04/01/2021[5]		992,986	348,284	0.02
			3,455,985	0.25
Morocco (Cost $4,919,721)
Morocco (Rep of), 4.250%, 12/11/2022		2,485,000	2,615,562	0.19
Morocco (Rep of), 5.500%, 12/11/2042		1,133,000	1,399,849	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Morocco (continued)
Morocco (Rep of), 4.000%, 12/15/2050[7]		1,100,000	$1,120,900	0.08
			5,136,311	0.38
Nigeria (Cost $6,852,102)
Nigeria (Rep of), 6.500%, 11/28/2027		1,576,000	1,698,960	0.12
Nigeria (Rep of), 7.696%, 02/23/2038		1,903,000	2,003,193	0.15
Nigeria (Rep of), 7.625%, 11/28/2047		2,280,000	2,372,294	0.17
Nigeria (Rep of), 9.248%, 01/21/2049		1,110,000	1,290,455	0.10
			7,364,902	0.54
Oman (Cost $11,357,758)
Oman (Rep of), 4.750%, 06/15/2026		1,096,000	1,117,986	0.08
Oman (Rep of), 6.250%, 01/25/2031[7]		850,000	901,027	0.07
Oman (Rep of), 6.500%, 03/08/2047		6,122,000	5,962,951	0.43
Oman (Rep of), 6.750%, 01/17/2048		3,454,000	3,404,055	0.25
Oman (Rep of), 7.000%, 01/25/2051[7]		847,000	855,978	0.06
			12,241,997	0.89
Pakistan (Cost $16,130,860)
Pakistan (Rep of), 8.250%, 04/15/2024		5,650,000	6,243,702	0.46
Pakistan (Rep of), 8.250%, 09/30/2025		1,394,000	1,556,220	0.11
Pakistan (Rep of), 6.875%, 12/05/2027		5,998,000	6,413,505	0.47
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		837,000	848,383	0.06
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		2,186,000	2,251,580	0.17
			17,313,390	1.27
Panama (Cost $13,447,576)
Panama (Rep of), 4.000%, 09/22/2024		1,050,000	1,156,323	0.08
Panama (Rep of), 7.125%, 01/29/2026		769,000	980,483	0.07
Panama (Rep of), 8.875%, 09/30/2027		1,427,000	2,044,192	0.15
Panama (Rep of), 9.375%, 04/01/2029		1,482,000	2,271,180	0.17
Panama (Rep of), 6.700%, 01/26/2036		2,529,000	3,629,140	0.27
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,618,663	0.12
Panama (Rep of), 4.300%, 04/29/2053		2,781,000	3,326,799	0.24
			15,026,780	1.10
Paraguay (Cost $3,113,286)
Paraguay (Rep of), 4.700%, 03/27/2027		1,246,000	1,437,896	0.10
Paraguay (Rep of), 5.400%, 03/30/2050		1,490,000	1,851,325	0.14
			3,289,221	0.24
Peru (Cost $31,323,751)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,610,754	0.12
Peru (Rep of), 7.350%, 07/21/2025		3,484,000	4,424,715	0.32
Peru (Rep of), 8.750%, 11/21/2033		4,920,000	8,271,799	0.60
Peru (Rep of), 5.400%, 08/12/2034	PEN	10,341,000	3,111,842	0.23

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 5.350%, 08/12/2040	PEN	4,659,000	$1,307,244	0.10
Peru (Rep of), 5.625%, 11/18/2050		5,843,000	8,910,575	0.65
Peru (Rep of), 2.780%, 12/01/2060		3,133,000	3,029,611	0.22
Peru (Rep of), 3.230%, 07/28/2121		1,296,000	1,244,160	0.09
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,718,000	2,044,420	0.15
			33,955,120	2.48
Philippines (Cost $20,809,727)
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	743,994	0.06
Philippines (Rep of), 10.625%, 03/16/2025		1,530,000	2,153,150	0.16
Philippines (Rep of), 9.500%, 02/02/2030		2,862,000	4,698,524	0.34
Philippines (Rep of), 7.750%, 01/14/2031		3,160,000	4,844,075	0.35
Philippines (Rep of), 6.375%, 10/23/2034		2,418,000	3,532,384	0.26
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	400,955	0.03
Philippines (Rep of), 3.950%, 01/20/2040		2,714,000	3,188,947	0.23
Philippines (Rep of), 2.950%, 05/05/2045		1,191,000	1,231,321	0.09
Philippines (Rep of), 2.650%, 12/10/2045		1,513,000	1,497,495	0.11
			22,290,845	1.63
Qatar (Cost $19,473,357)
Qatar (Rep of), 3.250%, 06/02/2026		4,217,000	4,671,129	0.34
Qatar (Rep of), 5.103%, 04/23/2048		4,300,000	5,928,367	0.43
Qatar (Rep of), 4.817%, 03/14/2049		7,480,000	10,030,665	0.73
Qatar (Rep of), 4.400%, 04/16/2050		1,330,000	1,701,003	0.13
			22,331,164	1.63
Romania (Cost $24,607,270)
Romania (Rep of), 6.750%, 02/07/2022		2,420,000	2,566,410	0.19
Romania (Rep of), 4.375%, 08/22/2023		4,192,000	4,571,334	0.33
Romania (Rep of), 5.800%, 07/26/2027	RON	16,130,000	4,814,828	0.35
Romania (Rep of), 3.624%, 05/26/2030	EUR	1,050,000	1,516,127	0.11
Romania (Rep of), 3.000%, 02/14/2031		800,000	847,552	0.06
Romania (Rep of), 6.125%, 01/22/2044		658,000	905,655	0.07
Romania (Rep of), 3.375%, 01/28/2050	EUR	3,351,000	4,575,949	0.34
Romania (Rep of), 4.000%, 02/14/2051		6,724,000	7,156,542	0.52
			26,954,397	1.97
Russian Federation (Cost $39,794,797)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022[7]		1,071,532	750,072	0.05
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	162,465,000	2,290,494	0.17
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	174,924,000	2,465,854	0.18
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	372,068,000	5,384,170	0.39
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	71,230,000	1,041,046	0.08
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,643,789	0.27
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	164,990,000	2,289,302	0.17
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	455,126,000	7,039,899	0.51
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	108,554,000	1,577,820	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	$617,323	0.05
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,600,000	1,818,266	0.13
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,000,000	3,457,968	0.25
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		5,400,000	7,238,452	0.53
			39,614,455	2.90
Saudi Arabia (Cost $20,261,538)
Saudi (Rep of), 4.625%, 10/04/2047		1,426,000	1,707,778	0.12
Saudi (Rep of), 5.000%, 04/17/2049		4,076,000	5,169,998	0.38
Saudi (Rep of), 5.250%, 01/16/2050		5,110,000	6,724,760	0.49
Saudi (Rep of), 3.750%, 01/21/2055		3,047,000	3,214,341	0.24
Saudi (Rep of), 4.500%, 04/22/2060		2,418,000	2,907,839	0.21
Saudi (Rep of), 3.450%, 02/02/2061[7]		2,300,000	2,280,519	0.17
			22,005,235	1.61
South Africa (Cost $53,330,087)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		1,019,000	1,088,535	0.08
South Africa (Rep of), 5.875%, 05/30/2022		1,292,000	1,369,913	0.10
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	25,971,000	2,030,288	0.15
South Africa (Rep of), 4.300%, 10/12/2028		4,849,000	4,933,528	0.36
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	120,237,000	7,587,497	0.55
South Africa (Rep of), 5.875%, 06/22/2030		1,157,000	1,272,645	0.09
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	328,190,000	19,643,213	1.44
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	22,480,000	1,315,869	0.10
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	29,264,000	1,651,609	0.12
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	25,991,000	1,410,689	0.10
South Africa (Rep of), 5.000%, 10/12/2046		1,067,000	968,431	0.07
South Africa (Rep of), 5.650%, 09/27/2047		3,168,000	3,025,915	0.22
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	77,870,000	4,232,009	0.31
South Africa (Rep of), 5.750%, 09/30/2049		1,980,000	1,908,324	0.14
			52,438,465	3.83
Sri Lanka (Cost $9,838,785)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,251,000	763,110	0.05
Sri Lanka (Rep of), 6.200%, 05/11/2027		2,250,000	1,343,768	0.10
Sri Lanka (Rep of), 6.750%, 04/18/2028		910,000	542,460	0.04
Sri Lanka (Rep of), 7.850%, 03/14/2029		3,128,000	1,888,530	0.14
Sri Lanka (Rep of), 7.550%, 03/28/2030		2,648,000	1,588,800	0.12
			6,126,668	0.45
Thailand (Cost $5,524,004)
Thailand (Rep of), 3.400%, 06/17/2036	THB	26,902,000	1,120,310	0.08
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	3,260,583	0.24
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,544,967	0.11
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	192,573	0.02
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	812,027	0.06
			6,930,460	0.51

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (Cost $26,942,180)
Turkey (Rep of), 10.700%, 08/17/2022	TRY	14,170,000	$1,839,694	0.13
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,295,125	0.09
Turkey (Rep of), 7.250%, 12/23/2023		686,000	749,887	0.06
Turkey (Rep of), 5.750%, 03/22/2024		1,930,000	2,032,290	0.15
Turkey (Rep of), 6.350%, 08/10/2024		965,000	1,036,169	0.08
Turkey (Rep of), 5.600%, 11/14/2024		1,158,000	1,218,077	0.09
Turkey (Rep of), 7.375%, 02/05/2025		1,338,000	1,493,342	0.11
Turkey (Rep of), 4.250%, 03/13/2025		698,000	699,678	0.05
Turkey (Rep of), 10.600%, 02/11/2026	TRY	6,075,000	760,491	0.06
Turkey (Rep of), 6.000%, 03/25/2027		1,442,000	1,530,323	0.11
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	738,268	0.05
Turkey (Rep of), 6.125%, 10/24/2028		1,456,000	1,546,423	0.11
Turkey (Rep of), 5.875%, 06/26/2031		3,886,000	3,958,124	0.29
Turkey (Rep of), 6.875%, 03/17/2036		780,000	832,453	0.06
Turkey (Rep of), 6.000%, 01/14/2041		965,000	923,312	0.07
Turkey (Rep of), 4.875%, 04/16/2043		4,012,000	3,397,570	0.25
Turkey (Rep of), 5.750%, 05/11/2047		2,988,000	2,732,586	0.20
			26,783,812	1.96
Ukraine (Cost $47,578,414)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[5,6]		5,015,000	3,380,935	0.25
Metinvest B.V., 7.650%, 10/01/2027		4,600,000	4,953,188	0.36
Metinvest B.V., 7.750%, 10/17/2029		1,610,000	1,730,943	0.13
Ukraine (Rep of), 16.000%, 08/11/2021[7]	UAH	9,165,000	333,833	0.02
Ukraine (Rep of), 7.750%, 09/01/2021		1,135,000	1,166,916	0.09
Ukraine (Rep of), 17.250%, 01/05/2022[7]	UAH	5,208,000	194,106	0.01
Ukraine (Rep of), 17.000%, 05/11/2022[7]	UAH	8,814,000	331,812	0.02
Ukraine (Rep of), 7.750%, 09/01/2023		2,990,000	3,252,971	0.24
Ukraine (Rep of), 8.994%, 02/01/2024		1,921,000	2,158,724	0.16
Ukraine (Rep of), 7.750%, 09/01/2024		1,210,000	1,334,862	0.10
Ukraine (Rep of), 15.840%, 02/26/2025[7]	UAH	35,105,000	1,373,515	0.10
Ukraine (Rep of), 7.750%, 09/01/2025		5,323,000	5,938,605	0.43
Ukraine (Rep of), 7.750%, 09/01/2026		4,991,000	5,602,398	0.41
Ukraine (Rep of), 7.750%, 09/01/2027		701,000	783,788	0.06
Ukraine (Rep of), 9.750%, 11/01/2028		2,485,000	3,013,336	0.22
Ukraine (Rep of), 7.375%, 09/25/2032		10,851,000	11,635,310	0.85
Ukraine (Rep of), 7.253%, 03/15/2033		2,939,000	3,122,452	0.23
			50,307,694	3.68
United Arab Emirates (Cost $11,431,972)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		3,060,000	3,206,513	0.23
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		3,753,000	4,463,068	0.33
DP World Crescent Ltd., 3.875%, 07/18/2029		1,771,000	1,934,817	0.14
DP World Crescent Ltd., 3.750%, 01/30/2030		1,524,000	1,655,445	0.12
			11,259,843	0.82

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $30,213,259)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	20,413,000	$501,281	0.04
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	1,147,013	0.08
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	509,098	0.04
Uruguay (Rep of), 7.875%, 01/15/2033		2,756,000	4,388,957	0.32
Uruguay (Rep of), 7.625%, 03/21/2036		2,174,000	3,513,749	0.26
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	136,436,000	3,883,073	0.28
Uruguay (Rep of), 4.125%, 11/20/2045		1,834,235	2,230,907	0.16
Uruguay (Rep of), 5.100%, 06/18/2050		2,125,674	2,856,396	0.21
Uruguay (Rep of), 4.975%, 04/20/2055		7,012,300	9,352,725	0.68
Uruguay Monetary Regulation Bill, 0.000%, 05/07/2021[4]	UYU	31,903,000	742,622	0.05
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021[4]	UYU	26,553,000	614,171	0.05
Uruguay Monetary Regulation Bill, 0.000%, 06/18/2021[4]	UYU	55,877,000	1,290,067	0.09
Uruguay Monetary Regulation Bill, 0.000%, 07/21/2021[4]	UYU	10,516,000	241,074	0.02
Uruguay Monetary Regulation Bill, 0.000%, 08/06/2021[4]	UYU	46,006,000	1,050,431	0.08
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2021[4]	UYU	16,928,000	382,259	0.03
Uruguay Monetary Regulation Bill, 0.000%, 10/15/2021[4]	UYU	11,867,000	267,172	0.02
Uruguay Monetary Regulation Bill, 0.000%, 11/05/2021[4]	UYU	1,910,000	42,856	—
Uruguay Monetary Regulation Bill, 0.000%, 12/03/2021[4]	UYU	8,431,000	187,908	0.01
Uruguay Monetary Regulation Bill, 0.000%, 12/08/2021[4]	UYU	22,722,000	505,908	0.04
Uruguay Monetary Regulation Bill, 0.000%, 03/02/2022[4]	UYU	18,315,000	400,991	0.03
			34,108,658	2.49
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,8]		28,100,000	6,744,000	0.49
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[6]		3,789,076	142,090	0.01
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6]		1,695,000	63,563	—
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[6]		1,590,000	59,625	—
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		5,253,147	196,993	0.01
Venezuela (Rep of), 7.750%, 10/13/2019[6,8]		1,638,000	151,515	0.01
Venezuela (Rep of), 12.750%, 08/23/2022[6]		3,246,000	292,140	0.02
Venezuela (Rep of), 9.000%, 05/07/2023[6]		1,407,000	130,148	0.01
Venezuela (Rep of), 8.250%, 10/13/2024[6]		3,213,200	297,221	0.02
Venezuela (Rep of), 11.750%, 10/21/2026[6]		12,976,000	1,200,280	0.09
Venezuela (Rep of), 9.250%, 09/15/2027[6]		3,647,000	337,347	0.03
Venezuela (Rep of), 9.250%, 05/07/2028[6]		2,317,000	214,322	0.02
Venezuela (Rep of), 11.950%, 08/05/2031[6]		21,478,800	1,986,789	0.15
			11,816,033	0.86
Vietnam (Cost $3,206,223)
Vietnam (Rep of), 4.800%, 11/19/2024		3,111,000	3,499,875	0.26
			3,499,875	0.26
Zambia (Cost $20,192,591)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,825,000	3,906,779	0.29
First Quantum Minerals Ltd., 7.500%, 04/01/2025		4,600,000	4,755,388	0.35
First Quantum Minerals Ltd., 6.875%, 03/01/2026		4,590,000	4,779,337	0.35

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Zambia (continued)
First Quantum Minerals Ltd., 6.875%, 10/15/2027		3,300,000	$3,559,644	0.26
Zambia (Rep of), 8.500%, 04/14/2024		578,000	306,248	0.02
Zambia (Rep of), 8.970%, 07/30/2027		4,320,000	2,246,400	0.16
			19,553,796	1.43
Total Debt Securities (Cost $1,305,344,894)			1,244,504,186	90.96
Bank Loans
Brazil (Cost $6,459,375)
Samarco Mineracao S.A., 0.930%, 09/09/2018[11]		13,250,000	8,215,000	0.60
			8,215,000	0.60
Ukraine (Cost $12,851,994)
Metinvest B.V., 4.900%, 10/24/2022[11]		13,008,779	12,943,735	0.95
			12,943,735	0.95
Total Bank Loans (Cost $19,311,369)			21,158,735	1.55
Credit Linked Notes
Indonesia (Cost $8,062,988)
Indonesia (Rep of), Issued by JPMorgan Chase N.A., 7.500%, 08/15/2032	IDR	52,371,000,000	3,996,012	0.29
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[7]	IDR	6,958,000,000	544,376	0.04
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[7]	IDR	5,702,000,000	444,366	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025[7]	IDR	3,602,000,000	315,149	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[7]	IDR	10,298,000,000	781,197	0.06
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029[7]	IDR	11,300,000,000	943,581	0.07
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[7]	IDR	8,356,000,000	769,792	0.06
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[7]	IDR	13,035,000,000	1,058,138	0.08
			8,852,611	0.65
Total Credit Linked Notes (Cost $8,062,988)			8,852,611	0.65

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Russian Federation (Cost $130,308)
Roust Corp. *,11		8,407	$33,628	—
			33,628	—
Total Equity Securities (Cost $130,308)			33,628	—
Total Investments in Securities (Cost $1,332,849,559)			1,274,549,160	93.16
Total Investments (Total Cost $1,332,849,559)			1,274,549,160	93.16
Other Assets Less Liabilities			93,645,115	6.84
Net Assets			$1,368,194,275	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2021 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2021, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2021	BNP Paribas	United States Dollar	8,002,862	Brazilian Real	41,581,269	$403,112
02/02/2021	JP Morgan	United States Dollar	8,510,456	Brazilian Real	45,651,790	166,744
02/17/2021	BNP Paribas	United States Dollar	18,023,546	Euro	14,703,029	174,601
02/18/2021	BNP Paribas	Chinese Offshore Yuan	17,799,572	United States Dollar	2,746,000	11,374
02/18/2021	HSBC Bank	Chinese Offshore Yuan	39,278,291	United States Dollar	6,043,000	41,693
02/18/2021	Standard Chartered	Chinese Offshore Yuan	56,228,830	United States Dollar	8,650,000	60,541
02/18/2021	Deutsche Bank	United States Dollar	31,323,915	Korean Won	34,984,114,761	43,149
02/25/2021	BNP Paribas	Thai Baht	43,689,600	United States Dollar	1,440,000	19,604
02/25/2021	Deutsche Bank	Thai Baht	52,238,000	United States Dollar	1,730,113	15,080

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/25/2021	HSBC Bank	Thai Baht	104,476,000	United States Dollar	3,459,321	$31,065
02/25/2021	JP Morgan	Thai Baht	70,988,000	United States Dollar	2,352,154	19,449
02/25/2021	Standard Chartered	Thai Baht	95,737,361	United States Dollar	3,158,054	40,388
02/26/2021	ANZ	Chinese Offshore Yuan	190,791,753	United States Dollar	28,892,082	646,575
02/26/2021	Barclays	Chinese Offshore Yuan	164,737,000	United States Dollar	24,919,061	585,761
02/26/2021	BNP Paribas	Chinese Offshore Yuan	16,276,121	United States Dollar	2,459,000	60,893
02/26/2021	HSBC Bank	Chinese Offshore Yuan	17,827,753	United States Dollar	2,728,000	32,119
02/26/2021	Merrill Lynch	Chinese Offshore Yuan	13,931,000	United States Dollar	2,109,000	47,818
02/26/2021	Merrill Lynch	Czech Koruna	226,940,890	United States Dollar	10,205,209	377,220
02/26/2021	Barclays	Hungarian Forint	3,351,798,027	United States Dollar	11,007,005	382,908
02/26/2021	Standard Chartered	Hungarian Forint	64,443,148	United States Dollar	218,923	64
02/26/2021	HSBC Bank	Indian Rupee	1,649,383,154	United States Dollar	21,908,112	642,868
02/26/2021	Standard Chartered	Malaysian Ringgit	5,352,849	United States Dollar	1,305,000	17,881
02/26/2021	BNP Paribas	Philippine Peso	159,686,638	United States Dollar	3,297,471	22,151
02/26/2021	Citibank	Philippine Peso	38,728,000	United States Dollar	800,000	5,091
02/26/2021	Standard Chartered	Philippine Peso	11,000,000	United States Dollar	228,524	148
02/26/2021	BNP Paribas	Polish Zloty	54,063,958	United States Dollar	14,347,232	170,609
02/26/2021	JP Morgan	Romanian Leu	34,308,291	United States Dollar	8,301,665	233,200
02/26/2021	Barclays	Russian Ruble	464,771,217	United States Dollar	6,021,780	108,610
02/26/2021	BNP Paribas	Russian Ruble	118,907,624	United States Dollar	1,520,000	48,406
02/26/2021	JP Morgan	Russian Ruble	125,399,425	United States Dollar	1,598,730	55,304
02/26/2021	Morgan Stanley	Russian Ruble	278,616,419	United States Dollar	3,529,900	145,085
02/26/2021	HSBC Bank	Singapore Dollar	1,323,151	United States Dollar	985,000	11,029
02/26/2021	Merrill Lynch	Singapore Dollar	27,324,961	United States Dollar	20,306,142	263,284
02/26/2021	BNP Paribas	Taiwan Dollar	465,972,214	United States Dollar	16,591,042	77,461
02/26/2021	Barclays	Turkish Lira	91,524,129	United States Dollar	12,184,048	201,496
02/26/2021	Citibank	United States Dollar	4,627,000	South African Rand	69,201,412	67,695
02/26/2021	Merrill Lynch	United States Dollar	2,570,070	South African Rand	38,626,764	25,163
03/02/2021	Banco Santander	United States Dollar	9,370,000	Brazilian Real	50,263,491	190,711
03/02/2021	HSBC Bank	United States Dollar	9,036,444	Brazilian Real	48,878,127	110,155
03/31/2021	BNP Paribas	Czech Koruna	230,555,293	United States Dollar	10,560,333	192,017
03/31/2021	Barclays	Polish Zloty	39,242,738	United States Dollar	10,531,706	11,031
03/31/2021	BNP Paribas	Polish Zloty	39,242,738	United States Dollar	10,524,907	17,830
03/31/2021	BNP Paribas	Russian Ruble	64,705,875	United States Dollar	845,000	5,319
03/31/2021	HSBC Bank	Russian Ruble	1,289,856,001	United States Dollar	16,685,717	264,667
04/30/2021	BNP Paribas	Czech Koruna	402,952,035	United States Dollar	18,793,353	1,199
04/30/2021	HSBC Bank	Polish Zloty	54,542,262	United States Dollar	14,633,183	24,656
04/30/2021	Deutsche Bank	Thai Baht	481,853,018	United States Dollar	16,052,671	42,673
04/30/2021	Credit Suisse	United States Dollar	10,054,507	Colombian Peso	35,502,464,135	143,320
04/30/2021	JP Morgan	United States Dollar	6,493,090	South African Rand	99,167,016	17,089
05/12/2021	HSBC Bank	Chinese Offshore Yuan	310,376,694	United States Dollar	47,727,131	72,479
Subtotal Appreciation						6,348,785

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2021	Barclays	Brazilian Real	20,400,666	United States Dollar	3,835,000	$(106,399)
02/02/2021	Deutsche Bank	Brazilian Real	4,221,352	United States Dollar	807,091	(35,561)
02/02/2021	HSBC Bank	Brazilian Real	48,878,127	United States Dollar	9,043,132	(109,746)
02/02/2021	Standard Chartered	Brazilian Real	13,732,914	United States Dollar	2,600,000	(90,055)
02/18/2021	Deutsche Bank	Korean Won	2,156,654,729	United States Dollar	1,931,000	(2,644)
02/18/2021	HSBC Bank	Korean Won	32,827,460,032	United States Dollar	29,795,743	(443,332)
02/18/2021	HSBC Bank	United States Dollar	17,518,042	Chinese Offshore Yuan	113,306,694	(34,567)
02/26/2021	HSBC Bank	Indonesian Rupiah	15,844,575,575	United States Dollar	1,126,765	(834)
02/26/2021	Credit Suisse	Russian Ruble	9,149,569	United States Dollar	124,292	(3,608)
02/26/2021	HSBC Bank	United States Dollar	30,452,452	Chinese Offshore Yuan	197,070,000	(58,212)
02/26/2021	Deutsche Bank	United States Dollar	5,063,000	Indonesian Rupiah	71,676,891,000	(30,432)
02/26/2021	HSBC Bank	United States Dollar	2,505,208	Indonesian Rupiah	35,479,484,571	(16,000)
02/26/2021	Standard Chartered	United States Dollar	140,612	Malaysian Ringgit	579,173	(2,523)
02/26/2021	Barclays	United States Dollar	849,450	South African Rand	13,058,250	(10,887)
02/26/2021	HSBC Bank	United States Dollar	6,028,390	South African Rand	93,476,220	(130,249)
02/26/2021	Merrill Lynch	United States Dollar	1,251,650	South African Rand	19,279,165	(18,549)
02/26/2021	UBS	United States Dollar	3,492,000	South African Rand	53,782,618	(51,444)
02/26/2021	UBS	United States Dollar	3,758,000	Turkish Lira	28,008,911	(32,318)
03/16/2021	Deutsche Bank	Korean Won	5,859,634,473	United States Dollar	5,247,000	(7,291)
03/31/2021	BNP Paribas	Polish Zloty	3,619,521	United States Dollar	982,260	(9,860)
04/29/2021	JP Morgan	Israeli Shekel	2,108,131	United States Dollar	644,291	(1,041)
04/29/2021	Merrill Lynch	Israeli Shekel	11,604,428	United States Dollar	3,549,997	(9,162)
04/29/2021	Barings Bank	Romanian Leu	2,734,813	United States Dollar	680,217	(1,324)
04/30/2021	Banco Santander	Chilean Peso	9,052,029,608	United States Dollar	12,508,850	(180,701)
04/30/2021	Standard Chartered	Hungarian Forint	1,849,252,985	United States Dollar	6,300,758	(19,334)
04/30/2021	Citibank	Mexican Peso	1,064,204,816	United States Dollar	52,771,970	(1,347,357)
04/30/2021	HSBC Bank	Peruvian Nuevo Sol	17,754,931	United States Dollar	4,889,145	(9,250)
04/30/2021	Barclays	Russian Ruble	1,711,524,775	United States Dollar	22,941,308	(532,004)
05/12/2021	Deutsche Bank	Korean Won	34,984,114,761	United States Dollar	31,330,648	(38,267)
Subtotal Depreciation						(3,332,951)
Total						$3,015,834
At January 31, 2021, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	6.680% (Receive at Maturity)	BRL	89,288,596	1/2/2025	$451,530	$—	Merrill Lynch

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	$(35,729)	$—	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY	20,884,000	3/18/2025	(18,532)	—	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.575% (Receive Quarterly)	CNY	41,598,000	3/18/2025	(38,626)	—	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	(272,593)	—	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	(27,906)	—	Merrill Lynch
					$58,144	$—
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$263,038,790	$—	$263,038,790
Corporate Convertible Bonds	—	8,288,455	—	8,288,455
Government Agencies	—	52,557,715	—	52,557,715
Government Bonds	—	898,195,358	—	898,195,358
Index Linked Government Bonds	—	7,941,420	—	7,941,420
Short-Term Investments	—	14,482,448	—	14,482,448
Total Debt Securities	—	1,244,504,186	—	1,244,504,186
Bank Loans
Brazil	—	—	8,215,000	8,215,000
Ukraine	—	—	12,943,735	12,943,735
Total Bank Loans	—	—	21,158,735	21,158,735
Credit Linked Notes
Indonesia	—	8,852,611	—	8,852,611
Equity Securities
Common Stock
Russian Federation	—	—	33,628	33,628
Total Investments	$—	$1,253,356,797	$21,192,363	$1,274,549,160

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$6,348,785	$—	$6,348,785
Centrally Cleared Swap Contracts	—	451,530	—	451,530
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,332,951)	—	(3,332,951)
Centrally Cleared Swap Contracts	—	(393,386)	—	(393,386)
Total Other Financial Instruments	$—	$3,073,978	$—	$3,073,978

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2021:
Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2021
Investments, at value
Bank Loans
Brazil	$5,962,500	$—	$—	$—	$—	$2,252,500	$—	$—	$8,215,000	$2,252,500
Ukraine	11,952,243	25,017	4,947,599	(4,011,793)	54,796	(24,127)	—	—	12,943,735	(24,127)
Common Stock
Russian Federation	23,119	—	—	—	—	10,509	—	—	33,628	10,509
Total	$17,937,862	$25,017	$4,947,599	$(4,011,793)	$54,796	$2,238,882	$—	$—	$21,192,363	$2,238,882
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2021:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2021	Valuation Technique	Unobservable Input
Bank Loans	$21,158,735	Broker Quote	Inputs to broker model
Common Stock	33,628	Broker Quote	Inputs to broker model
Total	$21,192,363

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,908,162)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022[2]	BRL	604,000	$107,121	1.20
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2022[2]	BRL	659,000	113,422	1.28
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	1,020,000	163,444	1.84
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[2]	BRL	1,960,000	302,040	3.40
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	1,326,000	263,648	2.96
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,176,000	241,806	2.72
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	1,349,000	282,133	3.17
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	530,000	112,028	1.26
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	150,000	31,858	0.36
			1,617,500	18.19
Chile (Cost $70,477)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	1,000	45,797	0.52
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	500	24,298	0.27
			70,095	0.79
China (Cost $406,345)
China (Rep of), 1.990%, 04/09/2025	CNY	1,000,000	148,361	1.67
China (Rep of), 2.850%, 06/04/2027	CNY	710,000	107,828	1.21
China (Rep of), 2.680%, 05/21/2030	CNY	660,000	97,471	1.10
China (Rep of), 3.810%, 09/14/2050	CNY	500,000	78,283	0.88
			431,943	4.86
Colombia (Cost $411,989)
Colombian TES, 10.000%, 07/24/2024	COP	186,600,000	63,858	0.72
Colombian TES, 6.250%, 11/26/2025	COP	521,100,000	161,686	1.82
Colombian TES, 3.300%, 03/17/2027	COP	615,000	53,889	0.60
Colombian TES, 5.750%, 11/03/2027	COP	65,500,000	19,475	0.22
Colombian TES, 6.000%, 04/28/2028	COP	106,700,000	31,876	0.36
Colombian TES, 7.750%, 09/18/2030	COP	183,600,000	59,775	0.67
Colombian TES, 3.000%, 03/25/2033	COP	243,000	20,141	0.23
			410,700	4.62
Czech Republic (Cost $84,689)
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,870,000	92,687	1.04
			92,687	1.04
Egypt (Cost $182,983)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	154,000	9,850	0.11
Egypt (Rep of), 14.138%, 10/20/2022	EGP	94,000	6,006	0.07
Egypt (Rep of), 14.313%, 10/13/2023	EGP	136,000	8,761	0.10
Egypt Treasury Bills, 11.930%, 05/18/2021[3]	EGP	1,000,000	61,423	0.69

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (continued)
Egypt Treasury Bills, 11.880%, 06/01/2021[3]	EGP	600,000	$36,677	0.41
Egypt Treasury Bills, 11.789%, 08/10/2021[3]	EGP	1,000,000	59,660	0.67
			182,377	2.05
Hungary (Cost $279,617)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	19,190,000	69,431	0.78
Hungary (Rep of), 5.500%, 06/24/2025	HUF	33,990,000	136,542	1.54
Hungary (Rep of), 3.000%, 10/27/2027	HUF	8,090,000	29,934	0.34
Hungary (Rep of), 3.000%, 08/21/2030	HUF	15,560,000	57,395	0.64
			293,302	3.30
Indonesia (Cost $333,649)
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	1,082,000,000	77,794	0.87
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	465,000,000	34,921	0.39
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	294,000,000	21,401	0.24
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	881,000,000	73,432	0.83
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	1,059,000,000	76,436	0.86
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	446,000,000	35,709	0.40
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	562,000,000	45,683	0.51
Indonesia (Rep of), 7.500%, 04/15/2040	IDR	262,000,000	20,038	0.23
			385,414	4.33
Malaysia (Cost $377,261)
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	284,000	75,986	0.86
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	216,000	57,973	0.65
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	124,000	33,246	0.37
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	144,000	38,877	0.44
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	269,000	75,184	0.85
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	220,000	57,275	0.64
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	105,000	26,665	0.30
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	148,000	37,337	0.42
			402,543	4.53
Mexico (Cost $214,457)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	700,000	34,107	0.38
Mexican Bonos, 8.500%, 05/31/2029	MXN	380,000	22,629	0.25
Mexican Bonos, 7.750%, 11/23/2034	MXN	530,000	30,154	0.34
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,010,000	60,184	0.68
Mexican Bonos, 7.750%, 11/13/2042	MXN	590,000	32,697	0.37
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	1,320,000	58,870	0.66
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	8,849	0.10
			247,490	2.78
Peru (Cost $180,261)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	181,000	56,721	0.64
Peru (Rep of), 6.150%, 08/12/2032	PEN	102,000	33,678	0.38
Peru (Rep of), 5.400%, 08/12/2034	PEN	134,000	40,324	0.45

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 6.900%, 08/12/2037	PEN	90,000	$30,047	0.34
Peru (Rep of), 5.350%, 08/12/2040	PEN	69,000	19,360	0.22
			180,130	2.03
Poland (Cost $40,640)
Poland (Rep of), 2.750%, 10/25/2029	PLN	155,000	47,368	0.53
			47,368	0.53
Romania (Cost $135,363)
Romania (Rep of), 5.800%, 07/26/2027	RON	320,000	95,521	1.07
Romania (Rep of), 4.150%, 01/26/2028	RON	220,000	60,426	0.68
			155,947	1.75
Russian Federation (Cost $603,495)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	3,473,000	48,667	0.55
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	2,802,000	39,499	0.44
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	10,396,000	150,440	1.69
Russian Federal Bond - OFZ, 8.150%, 02/03/2027	RUB	2,456,000	36,332	0.41
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	1,657,000	22,992	0.26
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	4,968,000	76,845	0.86
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	7,609,000	110,596	1.24
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	6,571,000	92,122	1.04
			577,493	6.49
South Africa (Cost $737,002)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,235,000	96,546	1.09
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	1,976,270	124,711	1.40
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,228,000	125,991	1.42
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	2,148,000	128,565	1.45
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	918,000	50,624	0.57
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	3,910	221	—
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	580,000	25,098	0.28
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	2,180,000	118,322	1.33
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,510,010	136,412	1.53
			806,490	9.07
Thailand (Cost $338,294)
Thailand (Rep of), 4.875%, 06/22/2029	THB	239,000	10,333	0.12
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,228,000	51,140	0.57
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,303,000	95,906	1.08
Thailand (Rep of), 3.300%, 06/17/2038	THB	2,387,000	97,895	1.10
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,358,000	46,704	0.52
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,448,000	57,447	0.65
Thailand (Rep of), 3.600%, 06/17/2067	THB	555,000	24,522	0.28
			383,947	4.32
Turkey (Cost $232,187)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	81,000	28,047	0.32

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 11.000%, 03/02/2022	TRY	209,000	$27,420	0.31
Turkey (Rep of), 10.600%, 02/11/2026	TRY	329,000	41,185	0.46
Turkey (Rep of), 10.500%, 08/11/2027	TRY	408,016	50,575	0.57
			147,227	1.66
Ukraine (Cost $49,568)
Ukraine (Rep of), 15.840%, 02/26/2025[4]	UAH	1,154,000	45,151	0.51
			45,151	0.51
Uruguay (Cost $162,550)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	356,000	8,742	0.10
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	605,000	15,082	0.17
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	113,754	6,528	0.07
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	1,721,000	48,981	0.55
Uruguay Monetary Regulation Bill, 0.000%, 06/18/2021[2]	UYU	2,513,000	58,019	0.65
Uruguay Monetary Regulation Bill, 0.000%, 11/05/2021[2]	UYU	102,000	2,289	0.03
Uruguay Monetary Regulation Bill, 0.000%, 03/02/2022[2]	UYU	1,355,000	29,667	0.33
			169,308	1.90
Total Debt Securities (Cost $6,748,989)			6,647,112	74.75
Credit Linked Notes
Indonesia (Cost $663,788)
Indonesia (Rep of), Issued by JPMorgan Chase N.A., 7.500%, 08/15/2032[4]	IDR	885,000,000	67,527	0.76
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[4]	IDR	855,000,000	66,893	0.75
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[4]	IDR	2,746,000,000	214,000	2.41
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[4]	IDR	2,381,000,000	180,621	2.03
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[4]	IDR	350,000,000	32,244	0.36
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[4]	IDR	1,544,000,000	125,337	1.41
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036[4]	IDR	665,000,000	53,243	0.60
			739,865	8.32
Total Credit Linked Notes (Cost $663,788)			739,865	8.32
Total Investments in Securities (Cost $7,412,777)			7,386,977	83.07
Total Investments (Total Cost $7,412,777)			7,386,977	83.07
Other Assets Less Liabilities			1,505,126	16.93
Net Assets			$8,892,103	100.00

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2021, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2021	BNP Paribas	United States Dollar	685,354	Brazilian Real	3,560,962	$34,522
02/02/2021	JP Morgan	United States Dollar	51,281	Brazilian Real	275,081	1,005
02/02/2021	Standard Chartered	United States Dollar	141,200	Brazilian Real	733,326	7,171
02/18/2021	BNP Paribas	Chinese Offshore Yuan	518,560	United States Dollar	80,000	331
02/18/2021	HSBC Bank	Chinese Offshore Yuan	298,991	United States Dollar	46,000	317
02/18/2021	Standard Chartered	Chinese Offshore Yuan	429,029	United States Dollar	66,000	462
02/18/2021	Deutsche Bank	United States Dollar	24,000	Korean Won	26,804,616	33
02/25/2021	Deutsche Bank	Thai Baht	2,031,000	United States Dollar	67,266	586
02/25/2021	HSBC Bank	Thai Baht	4,061,000	United States Dollar	134,464	1,207
02/25/2021	JP Morgan	Thai Baht	2,759,000	United States Dollar	91,418	756
02/25/2021	Standard Chartered	Thai Baht	3,721,153	United States Dollar	122,748	1,570
02/26/2021	ANZ	Chinese Offshore Yuan	1,003,499	United States Dollar	151,962	3,401
02/26/2021	Barclays	Chinese Offshore Yuan	867,000	United States Dollar	131,147	3,083
02/26/2021	BNP Paribas	Chinese Offshore Yuan	648,662	United States Dollar	98,000	2,427
02/26/2021	Merrill Lynch	Chinese Offshore Yuan	198,165	United States Dollar	30,000	680
02/26/2021	Merrill Lynch	Czech Koruna	25,270,621	United States Dollar	1,136,384	42,005
02/26/2021	Barclays	Hungarian Forint	46,537,385	United States Dollar	152,825	5,316
02/26/2021	Standard Chartered	Malaysian Ringgit	756,677	United States Dollar	183,706	3,296
02/26/2021	Standard Chartered	Philippine Peso	5,000,000	United States Dollar	103,875	67
02/26/2021	BNP Paribas	Polish Zloty	2,439,019	United States Dollar	647,255	7,697
02/26/2021	Barclays	Russian Ruble	7,081,421	United States Dollar	91,750	1,655
02/26/2021	BNP Paribas	Russian Ruble	5,476,009	United States Dollar	70,000	2,229
02/26/2021	JP Morgan	Russian Ruble	5,561,961	United States Dollar	70,910	2,453
02/26/2021	Morgan Stanley	Russian Ruble	12,357,343	United States Dollar	156,560	6,435
02/26/2021	JP Morgan	United States Dollar	901,565	Czech Koruna	19,334,106	1
02/26/2021	HSBC Bank	United States Dollar	98,565	Indonesian Rupiah	1,386,014,684	73
02/26/2021	Citibank	United States Dollar	522,006	Russian Ruble	38,627,846	12,500
02/26/2021	Citibank	United States Dollar	59,500	South African Rand	889,882	870
02/26/2021	Merrill Lynch	United States Dollar	32,700	South African Rand	491,463	320
03/02/2021	Banco Santander	United States Dollar	90,000	Brazilian Real	482,787	1,832
03/02/2021	HSBC Bank	United States Dollar	598,346	Brazilian Real	3,236,456	7,294

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/31/2021	BNP Paribas	Czech Koruna	4,643,279	United States Dollar	212,680	$3,867
03/31/2021	HSBC Bank	Russian Ruble	46,622,017	United States Dollar	603,107	9,566
04/30/2021	HSBC Bank	Polish Zloty	4,835,587	United States Dollar	1,297,343	2,186
04/30/2021	JP Morgan	United States Dollar	162,084	South African Rand	2,475,460	427
05/11/2021	Standard Chartered	United States Dollar	50,376	Indonesian Rupiah	712,900,000	149
05/12/2021	HSBC Bank	Chinese Offshore Yuan	2,726,580	United States Dollar	419,271	637
Subtotal Appreciation						168,426
02/02/2021	Banco Santander	Brazilian Real	919,000	United States Dollar	175,415	(7,451)
02/02/2021	Barclays	Brazilian Real	319,176	United States Dollar	60,000	(1,665)
02/02/2021	Deutsche Bank	Brazilian Real	94,737	United States Dollar	18,113	(798)
02/02/2021	HSBC Bank	Brazilian Real	3,236,456	United States Dollar	598,789	(7,267)
02/18/2021	Standard Chartered	Indonesian Rupiah	712,900,000	United States Dollar	50,849	(142)
02/18/2021	Deutsche Bank	Korean Won	26,804,616	United States Dollar	24,000	(33)
02/18/2021	HSBC Bank	United States Dollar	192,730	Chinese Offshore Yuan	1,246,580	(380)
02/18/2021	HSBC Bank	United States Dollar	50,600	Indonesian Rupiah	712,900,000	(107)
02/25/2021	HSBC Bank	United States Dollar	24,642	Thai Baht	739,341	(58)
02/26/2021	HSBC Bank	Chinese Offshore Yuan	321,693	United States Dollar	49,829	(24)
02/26/2021	Credit Suisse	Russian Ruble	269,667	United States Dollar	3,663	(106)
02/26/2021	HSBC Bank	United States Dollar	228,699	Chinese Offshore Yuan	1,480,000	(437)
02/26/2021	BNP Paribas	United States Dollar	86,124	Hungarian Forint	25,356,106	(40)
02/26/2021	Deutsche Bank	United States Dollar	57,000	Indonesian Rupiah	806,949,000	(343)
02/26/2021	HSBC Bank	United States Dollar	27,952	Indonesian Rupiah	395,861,454	(179)
02/26/2021	Standard Chartered	United States Dollar	7,099	Indonesian Rupiah	100,203,904	(21)
02/26/2021	BNP Paribas	United States Dollar	84,531	Philippine Peso	4,093,575	(568)
02/26/2021	Merrill Lynch	United States Dollar	3,300	Philippine Peso	158,971	(5)
02/26/2021	BNP Paribas	United States Dollar	1,223,162	Polish Zloty	4,563,588	(2,302)
02/26/2021	Barclays	United States Dollar	11,161	South African Rand	171,576	(143)
02/26/2021	HSBC Bank	United States Dollar	79,209	South African Rand	1,228,212	(1,711)
02/26/2021	Merrill Lynch	United States Dollar	12,390	South African Rand	190,843	(184)
02/26/2021	UBS	United States Dollar	34,000	South African Rand	523,657	(501)
02/26/2021	Barclays	United States Dollar	18,996	Turkish Lira	142,693	(314)
02/26/2021	UBS	United States Dollar	48,000	Turkish Lira	357,751	(413)
03/16/2021	Deutsche Bank	Korean Won	72,589,335	United States Dollar	65,000	(90)
03/16/2021	Standard Chartered	United States Dollar	52,545	Indonesian Rupiah	742,300,000	(89)
03/31/2021	BNP Paribas	Polish Zloty	90,096	United States Dollar	24,450	(245)
04/29/2021	Barings Bank	Romanian Leu	501,152	United States Dollar	124,649	(243)
04/30/2021	Banco Santander	Chilean Peso	133,895,352	United States Dollar	185,028	(2,673)
04/30/2021	Credit Suisse	Colombian Peso	214,635,097	United States Dollar	60,786	(866)
04/30/2021	Citibank	Mexican Peso	13,914,607	United States Dollar	690,000	(17,617)
04/30/2021	HSBC Bank	Peruvian Nuevo Sol	263,280	United States Dollar	72,499	(137)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/12/2021	Deutsche Bank	Korean Won	26,804,616	United States Dollar	24,005	$(29)
Subtotal Depreciation						(47,181)
Total						$121,245
At January 31, 2021, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	2,200,000	9/16/2025	$(11,246)	$—	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	8,800,000	12/31/2024	32,124	24	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	822,000	3/26/2023	14,325	13	Merrill Lynch
					$35,203	$37
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$101,826	$—	$101,826
Government Agencies	—	56,721	—	56,721
Government Bonds	—	6,045,105	—	6,045,105
Index Linked Government Bonds	—	227,681	—	227,681
Short-Term Investments	—	215,779	—	215,779
Total Debt Securities	—	6,647,112	—	6,647,112
Credit Linked Notes
Indonesia	—	739,865	—	739,865
Total Investments	$—	$7,386,977	$—	$7,386,977

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$168,426	$—	$168,426
Centrally Cleared Swap Contracts†	—	46,449	—	46,449
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(47,181)	—	(47,181)
Centrally Cleared Swap Contracts†	—	(11,246)	—	(11,246)
Total Other Financial Instruments	$—	$156,448	$—	$156,448
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $5,404,624)
Genneia S.A., 8.750%, 01/20/2022		560,000	$497,000	0.16
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		293,000	248,918	0.08
Pampa Energia S.A., 7.375%, 07/21/2023		1,095,000	974,561	0.31
Telecom Argentina S.A., 8.500%, 08/06/2025		2,409,000	2,140,999	0.68
YPF S.A., 8.750%, 04/04/2024		1,230,000	934,800	0.30
YPF S.A., 8.500%, 03/23/2025		665,000	545,300	0.17
			5,341,578	1.70
Belarus (Cost $756,350)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		700,000	752,500	0.24
			752,500	0.24
Brazil (Cost $49,569,949)
B2W Digital Lux S.a.r.l., 4.375%, 12/20/2030		800,000	830,360	0.26
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		2,763,000	2,749,185	0.87
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		985,000	1,003,961	0.32
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		1,665,000	1,839,842	0.58
BRF S.A., 5.750%, 09/21/2050		1,420,000	1,494,550	0.48
CSN Inova Ventures, 6.750%, 01/28/2028		2,685,000	2,890,134	0.92
CSN Resources S.A., 7.625%, 04/17/2026		1,735,000	1,864,570	0.59
Gerdau Trade, Inc., 4.875%, 10/24/2027		765,000	872,100	0.28
GTL Trade Finance, Inc., 7.250%, 04/16/2044		305,000	429,287	0.14
InterCement Financial Operations B.V., 5.750%, 07/17/2024		3,105,000	2,682,720	0.85
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.981%), 6.125%, 12/12/2022[2]		1,780,000	1,814,176	0.58
JSM Global S.a.r.l., 4.750%, 10/20/2030		1,925,000	2,028,488	0.64
Klabin Austria GmbH, 3.200%, 01/12/2031		810,000	807,246	0.26
Klabin Austria GmbH, 7.000%, 04/03/2049		1,435,000	1,799,131	0.57
MARB BondCo PLC, 3.950%, 01/29/2031		1,110,000	1,104,450	0.35
Minerva Luxembourg S.A., 6.500%, 09/20/2026		610,000	642,025	0.20
Movida Europe S.A., 5.250%, 02/08/2031		1,030,000	1,030,000	0.33
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		1,670,000	1,793,580	0.57
Oi S.A., 10.000%, 07/27/2025[3]		2,496,000	2,593,344	0.82
Petrobras Global Finance B.V., 6.875%, 01/20/2040		2,895,000	3,477,619	1.11
Petrobras Global Finance B.V., 6.850%, 06/05/2115		6,200,000	7,232,300	2.30
Rede D’or Finance S.a.r.l., 4.500%, 01/22/2030		985,000	1,006,690	0.32
Samarco Mineracao S.A., 4.125%, 11/01/2022[4]		2,738,000	2,016,373	0.64
Samarco Mineracao S.A., 5.750%, 10/24/2023[4]		1,783,000	1,345,897	0.43
Samarco Mineracao S.A., 5.375%, 09/26/2024[4]		680,000	513,407	0.16
Simpar Europe S.A., 5.200%, 01/26/2031		1,060,000	1,063,074	0.34
St Marys Cement, Inc., 5.750%, 01/28/2027		685,000	801,690	0.25
Suzano Austria GmbH, 7.000%, 03/16/2047		1,685,000	2,241,994	0.71
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,825,000	1,935,905	0.62

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Vale Overseas Ltd., 6.250%, 08/10/2026		330,000	$405,075	0.13
Vale Overseas Ltd., 8.250%, 01/17/2034		510,000	770,737	0.25
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		425,000	576,942	0.18
			53,656,852	17.05
Chile (Cost $8,378,997)
AES GENER S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[2]		2,075,000	2,279,906	0.72
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031		810,000	915,115	0.29
Enel Chile S.A., 4.875%, 06/12/2028		650,000	763,425	0.24
GNL Quintero S.A., 4.634%, 07/31/2029		1,095,000	1,218,187	0.39
Inversiones CMPC S.A., 4.750%, 09/15/2024		815,000	898,130	0.28
Inversiones CMPC S.A., 4.375%, 04/04/2027		380,000	427,852	0.14
Sociedad Quimica y Minera de Chile S.A., 4.250%, 05/07/2029		355,000	408,250	0.13
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		550,000	586,734	0.19
VTR Finance N.V., 6.375%, 07/15/2028		1,095,000	1,185,502	0.38
			8,683,101	2.76
China (Cost $45,282,126)
Baidu, Inc., 3.625%, 07/06/2027		305,000	335,409	0.11
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,680,000	1,687,140	0.54
China Construction Bank Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 2.450%, 06/24/2030[2]		870,000	889,479	0.28
China Evergrande Group, 11.500%, 01/22/2023		1,069,000	1,018,691	0.32
China Evergrande Group, 10.000%, 04/11/2023		1,035,000	950,130	0.30
China Evergrande Group, 9.500%, 03/29/2024		1,025,000	892,263	0.28
China Evergrande Group, 8.750%, 06/28/2025		2,145,000	1,713,496	0.54
China Hongqiao Group Ltd., 7.125%, 07/22/2022		980,000	960,890	0.31
Country Garden Holdings Co. Ltd., 7.125%, 01/27/2022		480,000	497,845	0.16
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		850,000	880,600	0.28
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		400,000	429,695	0.14
Country Garden Holdings Co. Ltd., 7.250%, 04/08/2026		730,000	824,841	0.26
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		370,000	371,535	0.12
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,625,000	1,690,812	0.54
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		925,000	943,675	0.30
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		770,000	800,793	0.25
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021[4,5]		3,101,000	2,280,785	0.73
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,663,000	1,672,146	0.53
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		810,000	831,468	0.26
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		2,500,000	2,368,930	0.75
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		880,000	876,040	0.28
KWG Group Holdings Ltd., 5.875%, 11/10/2024		880,000	899,764	0.29
KWG Group Holdings Ltd., 7.400%, 01/13/2027		420,000	439,070	0.14
Meituan, 2.125%, 10/28/2025		200,000	203,950	0.07
Meituan, 3.050%, 10/28/2030		330,000	342,975	0.11
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	445,375	0.14

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		2,785,000	$2,913,596	0.93
Redco Properties Group Ltd., 9.900%, 02/17/2024		980,000	955,436	0.30
Scenery Journey Ltd., 12.000%, 10/24/2023		2,815,000	2,624,955	0.83
Shimao Group Holdings Ltd., 5.600%, 07/15/2026		1,140,000	1,253,885	0.40
Sunac China Holdings Ltd., 7.500%, 02/01/2024		835,000	864,361	0.27
Sunac China Holdings Ltd., 6.500%, 01/10/2025		1,305,000	1,312,177	0.42
Tencent Holdings Ltd., 3.975%, 04/11/2029		375,000	421,675	0.13
Tingyi Cayman Islands Holding Corp., 1.625%, 09/24/2025		379,000	377,799	0.12
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,785,000	835,500	0.27
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		548,000	567,454	0.18
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		785,000	828,568	0.26
Zhenro Properties Group Ltd., 8.350%, 03/10/2024		1,260,000	1,323,630	0.42
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		920,000	948,060	0.30
			40,474,893	12.86
Colombia (Cost $5,715,971)
Ecopetrol S.A., 6.875%, 04/29/2030		990,000	1,232,550	0.39
Frontera Energy Corp., 9.700%, 06/25/2023		2,490,000	2,349,962	0.75
Millicom International Cellular S.A., 6.250%, 03/25/2029		880,000	978,234	0.31
Oleoducto Central S.A., 4.000%, 07/14/2027		640,000	694,080	0.22
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	235,748	0.08
SURA Asset Management S.A., 4.375%, 04/11/2027		150,000	168,564	0.05
			5,659,138	1.80
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[4,5,6]	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020[4,5,6]	EUR	700,590	—	—
New World Resources N.V., 16.423%, 10/07/2020[4,5,6,7,8]	EUR	101,612	—	—
			—	—
Ecuador (Cost $6,002,770)
International Airport Finance S.A., 12.000%, 03/15/2033		4,469,621	4,335,533	1.38
Petroamazonas EP, 4.625%, 12/06/2021		1,385,527	1,281,612	0.41
			5,617,145	1.79
Egypt (Cost $2,271,316)
ADES International Holding PLC, 8.625%, 04/24/2024		2,255,000	2,255,000	0.72
			2,255,000	0.72
Hong Kong (Cost $2,171,523)
Airport Authority, 2.100%, 12/31/2049[2]		615,000	620,381	0.20
Bank of China Hong Kong Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.036%), 5.900%, 09/14/2023[2]		940,000	1,018,705	0.32
CK Hutchison Capital Securities 17 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.070%), 4.000%, 05/12/2022[2]		530,000	537,950	0.17
			2,177,036	0.69

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $4,020,895)
Adani Transmission Ltd., 4.000%, 08/03/2026		295,000	$319,308	0.10
Adani Transmission Ltd., 4.250%, 05/21/2036		386,000	411,491	0.13
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	562,179	0.18
India Green Energy Holdings, 5.375%, 04/29/2024		450,000	473,721	0.15
Power Finance Corp. Ltd., 4.500%, 06/18/2029		475,000	516,643	0.16
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		560,000	484,400	0.15
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		730,000	785,480	0.25
Vedanta Resources Ltd., 6.375%, 07/30/2022		815,000	738,390	0.24
			4,291,612	1.36
Indonesia (Cost $7,181,933)
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022[3,9]		3,377,872	1,638,268	0.52
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		920,000	1,154,376	0.37
Minejesa Capital B.V., 4.625%, 08/10/2030		1,085,000	1,173,102	0.37
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	395,755	0.13
Pertamina Persero PT, 6.000%, 05/03/2042		995,000	1,260,911	0.40
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		250,000	279,063	0.09
			5,901,475	1.88
Iraq (Cost $7,326,681)
DNO A.S.A., 8.750%, 05/31/2023[7]		3,000,000	2,955,000	0.94
DNO A.S.A., 8.375%, 05/29/2024[7]		2,115,000	2,072,700	0.66
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		2,437,948	2,413,568	0.76
			7,441,268	2.36
Israel (Cost $14,792,325)
Altice Financing S.A., 7.500%, 05/15/2026		1,525,000	1,599,344	0.51
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,7]		920,000	966,000	0.31
ICL Group Ltd., 6.375%, 05/31/2038[7]		441,000	582,120	0.18
Israel Electric Corp. Ltd., 5.000%, 11/12/2024[7]		365,000	413,614	0.13
Israel Electric Corp. Ltd., 4.250%, 08/14/2028[7]		250,000	284,813	0.09
Leviathan Bond Ltd., 5.750%, 06/30/2023[7]		390,000	414,375	0.13
Leviathan Bond Ltd., 6.125%, 06/30/2025[7]		930,000	1,026,255	0.33
Leviathan Bond Ltd., 6.500%, 06/30/2027[7]		948,000	1,066,576	0.34
Leviathan Bond Ltd., 6.750%, 06/30/2030[7]		220,000	250,092	0.08
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,725,000	1,894,912	0.60
Teva Pharmaceutical Finance Netherlands III B.V., 7.125%, 01/31/2025		1,650,000	1,816,716	0.58
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		5,045,000	5,644,598	1.79
			15,959,415	5.07
Jamaica (Cost $2,968,287)
Digicel Group 0.5 Ltd., 7.000%, 02/19/2021[3]		2,751,103	935,375	0.30
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[3]		2,554,236	2,400,982	0.76

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jamaica (continued)
Digicel Ltd., 6.750%, 03/01/2023		580,000	$477,775	0.15
			3,814,132	1.21
Jordan (Cost $454,797)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		445,000	464,891	0.15
			464,891	0.15
Kazakhstan (Cost $1,228,166)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	556,700	0.18
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		690,000	756,185	0.24
			1,312,885	0.42
Kuwait (Cost $2,439,541)
Equate Petrochemical B.V., 4.250%, 11/03/2026		200,000	220,931	0.07
MEGlobal Canada ULC, 5.000%, 05/18/2025		400,000	446,200	0.14
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	248,400	0.08
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021[2]		680,000	683,400	0.22
Nbk Tier 2 Ltd., 2.500%, 11/24/2030[2]		815,000	823,354	0.26
			2,422,285	0.77
Mexico (Cost $30,321,149)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		840,000	1,089,060	0.35
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		910,000	950,950	0.30
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[2]		1,495,000	1,541,734	0.49
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[2]		1,105,000	1,215,500	0.39
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		660,000	755,337	0.24
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		1,705,000	1,800,565	0.57
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		2,700,000	2,625,075	0.83
Cemex S.A.B. de C.V., 7.750%, 04/16/2026		1,185,000	1,248,694	0.40
Cemex S.A.B. de C.V., 7.375%, 06/05/2027		520,000	586,820	0.19
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		1,195,000	1,306,732	0.41
Cemex S.A.B. de C.V., 5.200%, 09/17/2030		840,000	913,500	0.29
Cemex S.A.B. de C.V., 3.875%, 07/11/2031		1,720,000	1,722,580	0.55
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		913,575	1,070,253	0.34
Fresnillo PLC, 4.250%, 10/02/2050		350,000	372,575	0.12
Industrias Penoles S.A.B. de C.V., 4.150%, 09/12/2029		260,000	292,354	0.09
Industrias Penoles S.A.B. de C.V., 4.750%, 08/06/2050		220,000	248,105	0.08
Infraestructura Energetica Nova S.A.B. de C.V., 3.750%, 01/14/2028		370,000	399,600	0.13
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		380,000	405,650	0.13
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		524,758	610,032	0.19

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		280,000	$316,823	0.10
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		475,000	521,474	0.17
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		410,000	501,949	0.16
Petroleos Mexicanos, 6.500%, 03/13/2027		1,235,000	1,272,359	0.40
Petroleos Mexicanos, 6.750%, 09/21/2047		3,090,000	2,699,115	0.86
Petroleos Mexicanos, 7.690%, 01/23/2050		2,625,000	2,481,885	0.79
Petroleos Mexicanos, 6.950%, 01/28/2060		2,840,000	2,489,260	0.79
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	698,750	0.22
Trust Fibra Uno, 6.390%, 01/15/2050		1,273,000	1,490,683	0.47
			31,627,414	10.05
Mongolia (Cost $2,591,595)
Mongolian Mining Corp., 1.630%, 04/01/2021[3]		2,120,888	743,889	0.23
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		1,565,000	1,440,106	0.46
			2,183,995	0.69
Morocco (Cost $258,938)
OCP S.A., 4.500%, 10/22/2025		245,000	265,331	0.08
			265,331	0.08
Niger (Cost $—)
Savannah Petroleum PLC, 70.280%, 05/30/2021[6,10]		368,901	—	—
			—	—
Panama (Cost $4,365,667)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		1,670,000	1,796,469	0.57
Banco General S.A., 4.125%, 08/07/2027		465,000	520,223	0.17
Banistmo S.A., 3.650%, 09/19/2022		550,000	568,348	0.18
C&W Senior Financing DAC, 6.875%, 09/15/2027		840,000	894,285	0.28
Cable Onda S.A., 4.500%, 01/30/2030		680,000	734,400	0.23
			4,513,725	1.43
Peru (Cost $5,195,730)
Ajecorp B.V., 6.500%, 05/14/2022		300,000	299,628	0.10
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		720,000	768,600	0.24
Consorcio Transmantaro S.A., 4.375%, 05/07/2023		310,000	329,766	0.10
Consorcio Transmantaro S.A., 4.700%, 04/16/2034		200,000	235,300	0.07
Credicorp Ltd., 2.750%, 06/17/2025		270,000	280,260	0.09
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/2028		1,210,000	1,312,850	0.42
Intercorp Peru Ltd., 3.875%, 08/15/2029		620,000	650,926	0.21
Peru LNG S.R.L., 5.375%, 03/22/2030		1,850,000	1,662,687	0.53
			5,540,017	1.76

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Philippines (Cost $368,940)
BDO Unibank, Inc., 2.125%, 01/13/2026		370,000	$378,929	0.12
			378,929	0.12
Poland (Cost $1,730,391)
Walnut Bidco PLC, 9.125%, 08/01/2024		1,680,000	1,771,829	0.56
			1,771,829	0.56
Qatar (Cost $4,056,277)
ABQ Finance Ltd., 3.125%, 09/24/2024		805,000	846,498	0.27
Nakilat, Inc., 6.067%, 12/31/2033		240,000	303,600	0.10
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.563%, 02/07/2025		1,325,000	1,323,344	0.42
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.574%, 05/31/2021		1,028,000	1,028,308	0.33
QNB Finance Ltd., 2.750%, 02/12/2027		575,000	608,062	0.19
			4,109,812	1.31
Romania (Cost $923,456)
NE Property B.V., 1.875%, 10/09/2026	EUR	835,000	1,022,150	0.33
			1,022,150	0.33
Russian Federation (Cost $18,763,063)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022[7]		5,052,696	3,536,887	1.12
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 6.942%), 8.875%, 11/10/2022[2]		870,000	829,615	0.26
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[2]		5,239,000	5,175,818	1.65
Gazprom PJSC via Gaz Finance PLC, 3.000%, 06/29/2027		900,000	917,942	0.29
Novolipetsk Steel Via Steel Funding DAC, 4.700%, 05/30/2026		505,000	568,125	0.18
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		875,000	931,875	0.30
Severstal OAO Via Steel Capital S.A., 5.900%, 10/17/2022		380,000	407,694	0.13
Severstal OAO Via Steel Capital S.A., 3.150%, 09/16/2024		365,000	379,695	0.12
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[2]		2,435,000	2,623,712	0.83
TMK OAO Via TMK Capital S.A., 4.300%, 02/12/2027		865,000	863,843	0.27
VEON Holdings B.V., 4.000%, 04/09/2025		890,000	937,838	0.30
VEON Holdings B.V., 3.375%, 11/25/2027		600,000	615,300	0.20
			17,788,344	5.65
Saudi Arabia (Cost $7,457,099)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,450,000	1,723,760	0.55
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,500,000	1,498,155	0.47
Samba Funding Ltd., 2.750%, 10/02/2024		870,000	906,975	0.29
Saudi Arabian Oil Co., 4.250%, 04/16/2039		1,425,000	1,633,407	0.52
Saudi Arabian Oil Co., 3.500%, 11/24/2070		490,000	476,823	0.15
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		910,000	1,190,444	0.38

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 4, 4.723%, 09/27/2028		310,000	$370,063	0.12
			7,799,627	2.48
Singapore (Cost $5,746,667)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		990,000	1,016,978	0.32
GLP Pte. Ltd., 3.875%, 06/04/2025		705,000	747,300	0.24
Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030[2]		380,000	384,198	0.12
Puma International Financing S.A., 5.000%, 01/24/2026		3,985,000	3,835,562	1.22
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[2]		465,000	478,950	0.15
			6,462,988	2.05
South Africa (Cost $6,919,557)
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	369,034	0.12
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		340,000	412,250	0.13
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		1,575,000	1,610,626	0.51
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		1,490,000	1,723,254	0.55
Prosus N.V., 5.500%, 07/21/2025		795,000	912,342	0.29
Prosus N.V., 3.680%, 01/21/2030		300,000	323,834	0.10
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		1,815,000	1,987,425	0.63
			7,338,765	2.33
South Korea (Cost $1,233,812)
Kookmin Bank, 2.500%, 11/04/2030		440,000	451,041	0.14
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[2]		765,000	810,856	0.26
			1,261,897	0.40
Taiwan (Cost $704,299)
Foxconn Far East Ltd., 2.500%, 10/28/2030		680,000	693,379	0.22
			693,379	0.22
Tanzania (Cost $1,247,625)
HTA Group Ltd., 7.000%, 12/18/2025		1,175,000	1,256,075	0.40
			1,256,075	0.40
Thailand (Cost $1,304,319)
Bangkok Bank PCL, 9.025%, 03/15/2029		475,000	660,246	0.21
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		600,000	683,617	0.22
			1,343,863	0.43
Turkey (Cost $2,325,611)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027[2]		215,000	216,733	0.07
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[2]		614,000	607,418	0.19

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[2]		535,000	$529,115	0.17
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[2]		356,000	351,550	0.11
Yapi ve Kredi Bankasi A.S., 7.875%, 01/22/2031[2]		700,000	716,957	0.23
			2,421,773	0.77
Ukraine (Cost $11,094,581)
DTEK Finance PLC, 10.750%, 12/31/2024[3,4]		2,429,000	1,637,545	0.52
Metinvest B.V., 8.500%, 04/23/2026		3,117,000	3,468,348	1.10
Metinvest B.V., 7.750%, 10/17/2029		2,065,000	2,220,123	0.71
MHP Lux S.A., 6.250%, 09/19/2029		1,785,000	1,834,088	0.58
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		1,765,000	1,837,273	0.59
			10,997,377	3.50
United Arab Emirates (Cost $9,370,612)
Abu Dhabi National Energy Co. PJSC, 4.875%, 04/23/2030		310,000	384,158	0.12
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		380,000	556,776	0.18
Aldar Sukuk Ltd., 4.750%, 09/29/2025		335,000	375,267	0.12
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		660,000	715,275	0.23
DIB Sukuk Ltd., 2.950%, 01/16/2026		1,330,000	1,391,526	0.44
DP World Crescent Ltd., 4.848%, 09/26/2028		240,000	278,400	0.09
DP World PLC, 6.850%, 07/02/2037		840,000	1,132,824	0.36
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		1,635,000	1,792,526	0.57
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 03/31/2036		900,000	908,654	0.29
Galaxy Pipeline Assets Bidco Ltd., 3.250%, 09/30/2040		1,500,000	1,530,166	0.48
MAF Global Securities Ltd., 4.750%, 05/07/2024		215,000	234,350	0.07
MAF Sukuk Ltd., 4.638%, 05/14/2029		275,000	312,829	0.10
			9,612,751	3.05
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		7,112,500	1,707,000	0.54
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[4]		6,744,093	252,903	0.08
			1,959,903	0.62
Zambia (Cost $6,977,734)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,545,000	3,620,792	1.15
First Quantum Minerals Ltd., 6.875%, 03/01/2026		2,530,000	2,634,363	0.84
First Quantum Minerals Ltd., 6.875%, 10/15/2027		1,100,000	1,186,548	0.38
			7,441,703	2.37
Total Debt Securities (Cost $299,207,537)			294,016,853	93.43
Bank Loans
Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 0.930%, 09/09/2018[5,9]		3,000,000	1,860,000	0.59
			1,860,000	0.59

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[5,6]	EUR	571,998	$—	—
			—	—
Ghana (Cost $2,571,818)
Karpower International B.V., 8.920%, 11/16/2023[9]		2,571,818	2,468,946	0.79
			2,468,946	0.79
Total Bank Loans (Cost $5,034,752)			4,328,946	1.38

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,6	GBP	36,580,138	$—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	429,367	0.14
			429,367	0.14
Russian Federation (Cost $655,356)
Roust Corp.*,9		13,359	53,436	0.02
Roust Corp., Class C*,9		28,922	115,688	0.03
			169,124	0.05
Total Equity Securities (Cost $2,626,105)			598,491	0.19
Total Investments (Total Cost $306,868,394)			298,944,290	95.00
Other Assets Less Liabilities			15,730,053	5.00
Net Assets			$314,674,343	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Security has been deemed worthless and is a Level 3 investment.
[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[8]	Restricted security that has been deemed illiquid. At January 31, 2021 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.423%, 10/07/2020	10/7/2014	$-

[9]	Security is a Level 3 investment.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2021, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/17/2021	BNP	United States Dollar	1,015,912	Euro	828,748	$9,842
Subtotal Appreciation						9,842
Total						$9,842

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$263,562,088	$1,638,268	$265,200,356
Corporate Convertible Bonds	—	7,337,975	—	7,337,975
Financial Certificates	—	9,247,829	—	9,247,829
Government Agencies	—	12,230,693	—	12,230,693
Total Debt Securities	—	292,378,585	1,638,268	294,016,853
Bank Loans
Brazil	—	—	1,860,000	1,860,000
Ghana	—	—	2,468,946	2,468,946
Total Bank Loans	—	—	4,328,946	4,328,946
Equity Securities
Common Stock
Niger	—	429,367	—	429,367
Russian Federation	—	—	169,124	169,124
Total Common Stock	—	429,367	169,124	598,491
Total Investments	$—	$292,807,952	$6,136,338	$298,944,290

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$9,842	$—	$9,842
Total Other Financial Instruments	$—	$9,842	$—	$9,842

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2021:
Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2021
Investments, at value
Corporate Bonds
Indonesia	$—	$—	$—	$—	$—	$—	$1,638,268	$—	$1,638,268	$881,768
Common Stock
Russian Federation	116,273	—	—	—	—	52,851	—	—	169,124	52,851
Bank Loans
Brazil	1,350,000	—	—	—	—	510,000	—	—	1,860,000	510,000
Ghana	2,865,000	—	—	(428,181)	—	32,127	—	—	2,468,946	32,127
Total	$4,331,273	$—	$—	$(428,181)	$—	$594,978	$1,638,268	$—	$6,136,338	$1,476,746
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2021:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2021	Valuation Technique	Unobservable Input
Bank Loans	$4,328,946	Broker Quote	Inputs to broker model
Common Stock	169,124	Broker Quote	Inputs to broker model
Corporate Bonds	1,638,268	Broker Quote	Inputs to broker model
Total	$6,136,338

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $14,051,251)
Argentina (Rep of), 1.000%, 07/09/2029		1	$—	—
Genneia S.A., 8.750%, 01/20/2022		1,505,000	1,335,688	0.54
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		5,191,000	4,410,014	1.77
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,423,317	0.57
Pampa Energia S.A., 7.375%, 07/21/2023		2,027,000	1,804,050	0.73
YPF S.A., 8.750%, 04/04/2024		210,000	159,600	0.06
YPF S.A., 8.500%, 03/23/2025		5,186,000	4,252,520	1.71
			13,385,189	5.38
Brazil (Cost $21,255,684)
Azul Investments LLP, 5.875%, 10/26/2024		2,375,000	2,181,438	0.88
Gol Finance S.A., 7.000%, 01/31/2025		2,060,000	1,817,435	0.73
InterCement Financial Operations B.V., 5.750%, 07/17/2024		8,950,000	7,732,800	3.10
Oi S.A., 10.000%, 07/27/2025[2]		12,300,000	12,779,700	5.13
			24,511,373	9.84
China (Cost $60,929,791)
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		780,000	316,290	0.13
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		1,035,000	373,118	0.15
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	1,087,304	0.44
China Evergrande Group, 8.250%, 03/23/2022		11,221,000	10,693,613	4.29
China Evergrande Group, 9.500%, 04/11/2022		1,120,000	1,063,991	0.43
China Evergrande Group, 11.500%, 01/22/2023		1,853,000	1,765,795	0.71
China Evergrande Group, 10.000%, 04/11/2023		7,275,000	6,678,450	2.68
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,600,000	1,568,800	0.63
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	4,162,000	1.67
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		4,160,000	4,243,985	1.70
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		2,710,000	2,818,377	1.13
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,780,000	1,789,790	0.72
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		4,875,000	5,045,044	2.03
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	4,034,159	1.62
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		4,280,000	4,260,740	1.71
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	1,132,250	0.45
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		1,400,000	1,464,644	0.59
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[3]		2,640,000	792,000	0.32
			53,290,350	21.40
Colombia (Cost $3,755,394)
Frontera Energy Corp., 9.700%, 06/25/2023		3,600,000	3,397,536	1.36
			3,397,536	1.36
Ecuador (Cost $12,843,781)
Petroamazonas EP, 4.625%, 12/06/2021		13,048,145	12,069,534	4.85
			12,069,534	4.85

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $5,818,491)
ADES International Holding PLC, 8.625%, 04/24/2024		5,875,000	$5,875,000	2.36
			5,875,000	2.36
Indonesia (Cost $128,605)
Eterna Capital Pte. Ltd., 6.000%, (42% PIK), 12/11/2022[2]		150,543	113,945	0.05
			113,945	0.05
Iraq (Cost $17,047,478)
DNO A.S.A., 8.750%, 05/31/2023[4]		11,600,000	11,426,000	4.59
DNO A.S.A., 8.375%, 05/29/2024[4]		2,995,000	2,935,100	1.18
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		2,201,323	2,179,310	0.87
			16,540,410	6.64
Jamaica (Cost $7,771,277)
Digicel Group 0.5 Ltd., 7.000%, 02/19/2021[2]		107,533	36,561	0.01
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[2]		5,744,284	5,399,627	2.17
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., 8.750%, 05/25/2024		3,398,490	3,534,430	1.42
			8,970,618	3.60
Lebanon (Cost $147,946,041)
Lebanon (Rep of), 6.375%, 03/09/2020[3]		43,712,000	6,074,569	2.44
Lebanon (Rep of), 5.800%, 04/14/2020[3]		29,248,000	3,949,650	1.59
Lebanon (Rep of), 6.150%, 06/19/2020[3]		19,996,000	2,737,452	1.10
Lebanon (Rep of), 8.250%, 04/12/2021[3]		56,195,000	7,309,846	2.93
Lebanon (Rep of), 6.100%, 10/04/2022[3]		10,066,000	1,318,646	0.53
			21,390,163	8.59
Mexico (Cost $2,852,997)
Petroleos Mexicanos, 6.875%, 10/16/2025[4]		2,840,000	3,094,507	1.24
			3,094,507	1.24
Peru (Cost $2,466,492)
Ajecorp B.V., 6.500%, 05/14/2022		2,615,000	2,611,757	1.05
			2,611,757	1.05
Poland (Cost $4,013,185)
Walnut Bidco PLC, 9.125%, 08/01/2024		3,905,000	4,118,447	1.65
			4,118,447	1.65
Saudi Arabia (Cost $5,467,842)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		2,475,000	2,549,250	1.03
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 04/10/2022		3,145,000	3,216,392	1.29
			5,765,642	2.32
Singapore (Cost $5,917,407)
Puma International Financing S.A., 5.125%, 10/06/2024		6,670,000	6,635,583	2.67
			6,635,583	2.67

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (Cost $5,387,551)
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		4,220,000	$4,267,475	1.71
Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023		1,300,000	1,316,117	0.53
			5,583,592	2.24
Ukraine (Cost $11,458,043)
Metinvest B.V., 7.750%, 04/23/2023		5,565,000	5,907,136	2.37
MHP SE, 7.750%, 05/10/2024		5,480,000	5,981,639	2.40
			11,888,775	4.77
Venezuela (Cost $32,680,071)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3]		37,855,500	9,085,320	3.65
			9,085,320	3.65
Zambia (Cost $15,864,225)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		8,250,000	8,426,385	3.38
First Quantum Minerals Ltd., 6.500%, 03/01/2024		7,700,000	7,862,008	3.16
			16,288,393	6.54
Total Debt Securities (Cost $377,655,606)			224,616,134	90.20
Total Investments (Total Cost $377,655,606)			224,616,134	90.20
Other Assets Less Liabilities			24,402,545	9.80
Net Assets			$249,018,679	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$197,460,329	$—	$197,460,329
Financial Certificates	—	5,765,642	—	5,765,642
Government Bonds	—	21,390,163	—	21,390,163
Total Debt Securities	—	224,616,134	—	224,616,134
Total Investments	$—	$224,616,134	$—	$224,616,134

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,307,532)
Vale S.A. ADR		116,042	$1,874,078	2.00
			1,874,078	2.00
China (Cost $24,467,602)
Alibaba Group Holding Ltd.*	HKD	136,900	4,369,485	4.65
Anhui Conch Cement Co. Ltd., Class H	HKD	333,000	1,975,101	2.10
China International Capital Corp. Ltd., Class H*,2	HKD	573,200	1,503,011	1.60
China Life Insurance Co. Ltd., Class H	HKD	418,000	889,761	0.95
China Resources Cement Holdings Ltd.	HKD	1,014,000	1,121,602	1.19
China Vanke Co. Ltd., Class H	HKD	252,100	906,303	0.97
CITIC Securities Co. Ltd., Class H	HKD	789,000	1,728,114	1.84
JD.com, Inc., Class A*	HKD	59,650	2,656,483	2.83
NetEase, Inc.	HKD	140,100	3,211,738	3.42
Ping An Insurance Group Co. of China Ltd., Class H	HKD	148,500	1,751,489	1.87
Sunny Optical Technology Group Co. Ltd.	HKD	75,700	1,978,945	2.11
Tencent Holdings Ltd.	HKD	51,000	4,464,697	4.75
			26,556,729	28.28
Hong Kong (Cost $792,130)
AIA Group Ltd.	HKD	70,600	865,020	0.92
			865,020	0.92
India (Cost $5,990,479)
HDFC Bank Ltd. ADR*		13,295	958,570	1.02
ICICI Bank Ltd. ADR*		292,947	4,423,500	4.71
Infosys Ltd. ADR		45,431	766,875	0.82
Tata Consultancy Services Ltd.	INR	48,135	2,053,568	2.19
			8,202,513	8.74
Indonesia (Cost $1,668,338)
Bank Central Asia Tbk PT	IDR	791,500	1,908,650	2.03
			1,908,650	2.03
Mexico (Cost $1,767,597)
Grupo Mexico S.A.B. de C.V., Series B	MXN	484,906	2,077,864	2.21
			2,077,864	2.21
Panama (Cost $1,140,843)
Copa Holdings S.A., Class A		14,800	1,145,076	1.22
			1,145,076	1.22
Peru (Cost $1,499,221)
Southern Copper Corp.		32,194	2,138,004	2.28
			2,138,004	2.28

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (Cost $928,919)
LUKOIL PJSC ADR		12,576	$890,889	0.95
			890,889	0.95
South Africa (Cost $5,185,278)
Anglo American Platinum Ltd.	ZAR	12,734	1,263,410	1.34
AngloGold Ashanti Ltd.	ZAR	49,024	1,160,655	1.24
Naspers Ltd., Class N	ZAR	12,396	2,845,258	3.03
			5,269,323	5.61
South Korea (Cost $10,691,507)
Hanon Systems	KRW	64,707	966,920	1.03
Hyundai Motor Co.	KRW	5,008	1,015,437	1.08
LG Chem Ltd.	KRW	2,278	1,857,023	1.98
LG Household & Health Care Ltd.	KRW	599	832,530	0.88
Samsung Electronics Co. Ltd.	KRW	37,038	2,703,104	2.88
Shinhan Financial Group Co. Ltd.	KRW	66,330	1,819,624	1.94
SK Hynix, Inc.	KRW	30,345	3,303,057	3.52
			12,497,695	13.31
Taiwan (Cost $10,808,553)
Globalwafers Co. Ltd.	TWD	47,000	1,035,652	1.10
Hon Hai Precision Industry Co. Ltd.	TWD	259,000	1,033,226	1.10
MediaTek, Inc.	TWD	164,000	5,140,403	5.48
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	417,021	8,805,341	9.38
Vanguard International Semiconductor Corp.	TWD	225,000	902,215	0.96
			16,916,837	18.02
Total Common Stocks (Cost $66,247,999)			80,342,678	85.57
Preferred Stocks
Brazil (Cost $4,037,440)
Banco Bradesco S.A., 2.845%[3]	BRL	288,400	1,304,057	1.39
Gol Linhas Aereas Inteligentes S.A.*	BRL	163,400	715,252	0.76
Petroleo Brasileiro S.A., 0.002%[3]	BRL	340,000	1,658,552	1.77
			3,677,861	3.92
South Korea (Cost $2,207,337)
Samsung Electronics Co. Ltd., 1.894%[3]	KRW	49,858	3,248,006	3.46
			3,248,006	3.46
Total Preferred Stocks (Cost $6,244,777)			6,925,867	7.38
Total Investments (Total Cost $72,492,776)			87,268,545	92.95
Other Assets Less Liabilities			6,621,712	7.05
Net Assets			$93,890,257	100.00

*	Non-income producing security.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2021, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.2%
Consumer Discretionary	12.6
Consumer Staples	0.9
Energy	2.7
Financials	18.3
Industrials	2.0
Information Technology	33.0
Materials	14.3
Real Estate	0.9
Total Investments	92.9
Other Assets Less Liabilities	7.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,874,078	$—	$—	$1,874,078
China	—	26,556,729	—	26,556,729
Hong Kong	—	865,020	—	865,020
India	6,148,945	2,053,568	—	8,202,513
Indonesia	—	1,908,650	—	1,908,650
Mexico	2,077,864	—	—	2,077,864
Panama	1,145,076	—	—	1,145,076
Peru	2,138,004	—	—	2,138,004
Russian Federation	—	890,889	—	890,889
South Africa	—	5,269,323	—	5,269,323
South Korea	—	12,497,695	—	12,497,695
Taiwan	—	16,916,837	—	16,916,837
Total Common Stocks	13,383,967	66,958,711	—	80,342,678
Preferred Stocks
Brazil	3,677,861	—	—	3,677,861
South Korea	—	3,248,006	—	3,248,006
Total Preferred Stocks	3,677,861	3,248,006	—	6,925,867
Total Investments	$17,061,828	$70,206,717	$—	$87,268,545

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $795,372)
Arco Platform Ltd., Class A*		5,400	$171,396	1.74
Arezzo Industria e Comercio S.A.	BRL	11,700	150,906	1.53
Sinqia S.A.*	BRL	40,600	162,359	1.65
TOTVS S.A.	BRL	19,100	99,141	1.00
Vasta Platform Ltd.*		18,200	261,716	2.66
			845,518	8.58
China (Cost $893,049)
Fu Shou Yuan International Group Ltd.	HKD	155,000	147,828	1.50
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNY	28,300	196,829	2.00
JNBY Design Ltd.	HKD	165,500	192,529	1.95
Noah Holdings Ltd. ADR*		3,100	147,560	1.50
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	132,000	292,692	2.97
			977,438	9.92
India (Cost $1,392,216)
Bajaj Consumer Care Ltd.	INR	78,677	224,565	2.28
Granules India Ltd.	INR	45,244	208,020	2.11
IndiaMart InterMesh Ltd.[2]	INR	1,492	158,787	1.61
Indian Energy Exchange Ltd.[2]	INR	133,865	450,611	4.57
Just Dial Ltd.*	INR	11,055	90,616	0.92
Multi Commodity Exchange of India Ltd.	INR	7,007	157,779	1.60
PVR Ltd.	INR	4,840	93,123	0.95
Quess Corp. Ltd.*,2	INR	67,992	540,292	5.49
V-Mart Retail Ltd.*	INR	5,772	193,375	1.96
			2,117,168	21.49
Indonesia (Cost $64,019)
Ace Hardware Indonesia Tbk PT	IDR	694,500	76,987	0.78
			76,987	0.78
Malaysia (Cost $248,414)
My EG Services Bhd.	MYR	960,812	456,231	4.63
			456,231	4.63
Mexico (Cost $346,406)
Genomma Lab Internacional S.A.B. de C.V., Class B*	MXN	180,800	185,131	1.88
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR*		4,400	205,172	2.08
			390,303	3.96
Peru (Cost $174,748)
Alicorp S.A.A.	PEN	52,886	119,211	1.21
			119,211	1.21
Russian Federation (Cost $333,862)
HeadHunter Group PLC ADR		11,248	347,676	3.53

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (continued)
TCS Group Holding PLC GDR (Registered)		9,968	$409,170	4.15
			756,846	7.68
South Korea (Cost $1,279,129)
Dentium Co. Ltd.*	KRW	7,116	292,830	2.97
Douzone Bizon Co. Ltd.	KRW	2,044	181,882	1.85
Hansol Chemical Co. Ltd.	KRW	1,911	327,763	3.33
Hugel, Inc.*	KRW	987	173,209	1.76
KoMiCo Ltd.	KRW	10,420	503,177	5.11
NHN KCP Corp.*	KRW	1,811	94,282	0.96
NICE Information Service Co. Ltd.	KRW	6,668	126,361	1.28
SK Materials Co. Ltd.	KRW	481	132,134	1.34
Tokai Carbon Korea Co. Ltd.*	KRW	830	105,716	1.07
WONIK IPS Co. Ltd.*	KRW	3,112	132,917	1.35
			2,070,271	21.02
Taiwan (Cost $1,125,238)
ASPEED Technology, Inc.	TWD	2,000	142,309	1.45
Nien Made Enterprise Co. Ltd.	TWD	13,000	171,900	1.75
Parade Technologies Ltd.	TWD	7,000	301,322	3.06
Poya International Co. Ltd.	TWD	15,000	310,747	3.15
Sensortek Technology Corp.	TWD	6,000	157,071	1.59
Silergy Corp.	TWD	1,839	171,676	1.74
Sinbon Electronics Co. Ltd.	TWD	12,000	107,417	1.09
Sporton International, Inc.	TWD	18,000	166,647	1.69
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	98,000	183,143	1.86
			1,712,232	17.38
Total Common Stocks (Cost $6,652,453)			9,522,205	96.65
Total Investments (Total Cost $6,652,453)			9,522,205	96.65
Other Assets Less Liabilities			329,998	3.35
Net Assets			$9,852,203	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
At January 31, 2021, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.9%
Consumer Discretionary	20.0
Consumer Staples	3.5
Financials	11.8
Health Care	8.7
Industrials	19.5
Information Technology	26.6
Materials	4.7
Total Investments	96.7
Other Assets Less Liabilities	3.3
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$845,518	$—	$—	$845,518
China	147,560	829,878	—	977,438
India	—	2,117,168	—	2,117,168
Indonesia	—	76,987	—	76,987
Malaysia	—	456,231	—	456,231
Mexico	390,303	—	—	390,303
Peru	119,211	—	—	119,211
Russian Federation	347,676	409,170	—	756,846
South Korea	—	2,070,271	—	2,070,271
Taiwan	—	1,712,232	—	1,712,232
Total Common Stocks	1,850,268	7,671,937	—	9,522,205
Total Investments	$1,850,268	$7,671,937	$—	$9,522,205

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $492,048)
Globant S.A.*		4,600	$883,200	1.49
			883,200	1.49
Bahrain (Cost $1,166,327)
Ahli United Bank BSC	KWD	1,441,244	1,065,396	1.79
			1,065,396	1.79
Cambodia (Cost $676,465)
NagaCorp. Ltd.	HKD	526,000	606,384	1.02
			606,384	1.02
Egypt (Cost $4,217,078)
ADES International Holding PLC*,2		40,647	382,167	0.64
Arabian Food Industries Co. S.A.E. Domty	EGP	1,405,257	500,025	0.84
Cleopatra Hospital*	EGP	2,444,068	749,886	1.26
Commercial International Bank Egypt S.A.E.	EGP	382,902	1,535,020	2.58
Fawry for Banking & Payment Technology Services S.A.E.*	EGP	289,281	764,141	1.29
			3,931,239	6.61
Georgia (Cost $1,060,631)
Georgia Capital PLC*	GBP	86,735	598,249	1.01
			598,249	1.01
Kazakhstan (Cost $1,474,751)
Halyk Savings Bank of Kazakhstan JSC GDR[2]		46,590	591,693	1.00
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		29,962	380,388	0.64
Kaspi.KZ JSC GDR*,2		13,788	868,644	1.46
			1,840,725	3.10
Kenya (Cost $2,715,440)
Equity Group Holdings PLC*	KES	2,950,900	977,262	1.64
Safaricom PLC	KES	6,520,400	2,123,027	3.57
			3,100,289	5.21
Kuwait (Cost $1,987,598)
Humansoft Holding Co. K.S.C.*	KWD	50,547	605,877	1.02
Mobile Telecommunications Co. K.S.C.P.	KWD	414,943	867,153	1.46
National Bank of Kuwait S.A.K.P.	KWD	277,436	799,709	1.34
			2,272,739	3.82
Mauritius (Cost $1,300,171)
MCB Group Ltd.*	MUR	178,185	1,059,153	1.78
			1,059,153	1.78
Morocco (Cost $2,484,288)
Attijariwafa Bank	MAD	21,168	1,029,929	1.73
Maroc Telecom	MAD	54,523	894,561	1.51

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Morocco (continued)
Vivo Energy PLC[2]	GBP	538,935	$570,629	0.96
			2,495,119	4.20
Nigeria (Cost $1,382,771)
Guaranty Trust Bank PLC	NGN	11,516,345	832,644	1.40
			832,644	1.40
Pakistan (Cost $2,194,329)
Habib Bank Ltd.	PKR	520,000	464,188	0.78
Honda Atlas Cars Pakistan Ltd.	PKR	242,700	475,949	0.80
MCB Bank Ltd.	PKR	587,784	706,884	1.19
Systems Ltd.	PKR	232,000	668,244	1.12
			2,315,265	3.89
Peru (Cost $1,635,377)
Credicorp Ltd.		6,172	927,837	1.56
Southern Copper Corp.		22,908	1,521,320	2.56
			2,449,157	4.12
Philippines (Cost $4,922,952)
Ayala Corp.	PHP	74,580	1,196,440	2.01
GT Capital Holdings, Inc.	PHP	69,680	772,525	1.30
Security Bank Corp.	PHP	227,160	613,882	1.03
SM Investments Corp.	PHP	34,965	717,544	1.21
SM Prime Holdings, Inc.	PHP	1,900,300	1,393,886	2.34
Wilcon Depot, Inc.	PHP	1,794,900	657,105	1.11
			5,351,382	9.00
Qatar (Cost $4,778,513)
Commercial Bank PSQC (The)	QAR	759,943	898,258	1.51
Ooredoo QPSC	QAR	358,571	818,960	1.37
Qatar Fuel QSC	QAR	169,112	866,679	1.46
Qatar National Bank QPSC	QAR	435,151	2,151,447	3.62
			4,735,344	7.96
Romania (Cost $1,326,890)
Banca Transilvania S.A.	RON	586,635	334,661	0.56
BRD-Groupe Societe Generale S.A.*	RON	314,045	1,175,397	1.98
			1,510,058	2.54
Saudi Arabia (Cost $1,620,010)
Al Hammadi Co. for Development and Investment*	SAR	78,860	590,197	0.99
Samba Financial Group	SAR	66,784	536,280	0.90
Seera Group Holding*	SAR	115,107	556,555	0.94
			1,683,032	2.83
Slovenia (Cost $668,591)
Nova Ljubljanska Banka dd GDR (Registered)*	EUR	60,074	634,378	1.07
			634,378	1.07

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Tanzania (Cost $847,927)
Helios Towers PLC*	GBP	434,511	$947,763	1.59
			947,763	1.59
United Arab Emirates (Cost $4,004,599)
Dubai Islamic Bank PJSC	AED	791,965	1,086,243	1.83
Emaar Development PJSC*	AED	747,000	597,455	1.00
Emaar Properties PJSC*	AED	1,679,059	1,734,076	2.91
First Abu Dhabi Bank PJSC	AED	162,880	665,470	1.12
Network International Holdings PLC*,2	GBP	149,540	700,780	1.18
			4,784,024	8.04
Vietnam (Cost $9,398,905)
Digiworld Corp.	VND	231,240	693,395	1.17
FPT Corp.	VND	441,955	1,202,595	2.02
Hoa Phat Group JSC	VND	980,292	1,668,060	2.81
Khang Dien House Trading and Investment JSC	VND	690,128	955,284	1.61
Military Commercial Joint Stock Bank*	VND	1,365,870	1,392,193	2.34
Mobile World Investment Corp.	VND	501,333	2,888,163	4.86
Saigon Beer Alcohol Beverage Corp.	VND	90,000	631,580	1.06
Vietnam Dairy Products JSC	VND	297,806	1,328,220	2.23
Vinhomes JSC*,2	VND	231,770	942,272	1.58
			11,701,762	19.68
Total Common Stocks (Cost $50,355,661)			54,797,302	92.15
Preferred Stocks
Colombia (Cost $362,165)
Bancolombia S.A. ADR, 3.292%[3]		12,795	450,256	0.76
			450,256	0.76
Total Preferred Stocks (Cost $362,165)			450,256	0.76
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	243,060	1,902,387	3.20
Total Investment Companies (Cost $1,484,583)			1,902,387	3.20
Total Investments (Total Cost $52,202,409)			57,149,945	96.11
Other Assets Less Liabilities			2,315,874	3.89
Net Assets			$59,465,819	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
Percentages shown are based on net assets.
At January 31, 2021, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	9.5%
Consumer Discretionary	10.7
Consumer Staples	4.1
Energy	2.1
Financials	39.8
Health Care	2.2
Industrials	4.5
Information Technology	8.3
Materials	5.4
Real Estate	9.5
Total Investments	96.1
Other Assets Less Liabilities	3.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$883,200	$—	$—	$883,200
Bahrain	—	1,065,396	—	1,065,396
Cambodia	—	606,384	—	606,384
Egypt	2,035,045	1,896,194	—	3,931,239
Georgia	—	598,249	—	598,249
Kazakhstan	868,644	972,081	—	1,840,725
Kenya	—	3,100,289	—	3,100,289
Kuwait	—	2,272,739	—	2,272,739
Mauritius	—	1,059,153	—	1,059,153
Morocco	—	2,495,119	—	2,495,119
Nigeria	—	832,644	—	832,644
Pakistan	—	2,315,265	—	2,315,265
Peru	2,449,157	—	—	2,449,157
Philippines	—	5,351,382	—	5,351,382
Qatar	—	4,735,344	—	4,735,344
Romania	—	1,510,058	—	1,510,058
Saudi Arabia	—	1,683,032	—	1,683,032
Slovenia	—	634,378	—	634,378
Tanzania	—	947,763	—	947,763
United Arab Emirates	—	4,784,024	—	4,784,024
Vietnam	—	11,701,762	—	11,701,762
Total Common Stocks	6,236,046	48,561,256	—	54,797,302
Preferred Stocks
Colombia	450,256	—	—	450,256
Investment Companies
Vietnam	—	1,902,387	—	1,902,387
Total Investments	$6,686,302	$50,463,643	$—	$57,149,945

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $4,833,915)
Arco Platform Ltd., Class A*		46,000	$1,460,040	1.36
Arezzo Industria e Comercio S.A.	BRL	73,400	946,712	0.88
Lojas Renner S.A.	BRL	138,580	1,050,355	0.97
Notre Dame Intermedica Participacoes S.A.	BRL	128,800	2,224,586	2.07
			5,681,693	5.28
China (Cost $25,269,737)
Alibaba Group Holding Ltd. ADR*		16,375	4,156,466	3.86
Angel Yeast Co. Ltd., Class A	CNY	109,100	891,096	0.83
ANTA Sports Products Ltd.	HKD	94,000	1,566,203	1.45
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNY	144,394	1,086,874	1.01
Chinasoft International Ltd.*	HKD	1,298,000	1,574,471	1.46
ENN Energy Holdings Ltd.	HKD	78,000	1,208,078	1.12
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNY	274,750	1,910,911	1.78
JD.com, Inc. ADR*		18,400	1,631,896	1.52
NetEase, Inc. ADR		15,687	1,803,848	1.68
New Oriental Education & Technology Group, Inc. ADR*		12,644	2,117,870	1.97
Ping An Insurance Group Co. of China Ltd., Class H	HKD	79,500	937,666	0.87
Prosus N.V.*	EUR	7,354	854,453	0.79
Sunny Optical Technology Group Co. Ltd.	HKD	39,300	1,027,379	0.95
Tencent Holdings Ltd.	HKD	57,300	5,016,218	4.66
Venustech Group, Inc., Class A	CNY	152,879	781,791	0.73
Weichai Power Co. Ltd., Class H	HKD	652,000	1,937,791	1.80
WuXi AppTec Co. Ltd., Class H2	HKD	52,500	1,248,709	1.16
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	479,000	1,062,119	0.99
Xinyi Solar Holdings Ltd.	HKD	608,000	1,343,445	1.25
Yunnan Energy New Material Co. Ltd., Class A	CNY	82,221	1,673,925	1.55
			33,831,209	31.43
Hong Kong (Cost $2,235,737)
AIA Group Ltd.	HKD	189,400	2,320,607	2.16
Xinyi Glass Holdings Ltd.	HKD	394,000	956,798	0.89
			3,277,405	3.05
Hungary (Cost $782,703)
OTP Bank Nyrt.*	HUF	22,948	1,048,574	0.97
			1,048,574	0.97
India (Cost $9,795,740)
Eicher Motors Ltd.	INR	24,444	919,057	0.85
Granules India Ltd.	INR	218,151	1,003,002	0.93
HDFC Bank Ltd. ADR*		47,583	3,430,734	3.19
ICICI Bank Ltd. ADR*		185,049	2,794,240	2.60
Indian Energy Exchange Ltd.[2]	INR	512,160	1,724,012	1.60

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Larsen & Toubro Ltd.	INR	32,708	$598,051	0.55
Larsen & Toubro Ltd. GDR (Registered)		79,147	1,439,557	1.34
Mahindra & Mahindra Ltd.	INR	30,597	313,449	0.29
Mahindra & Mahindra Ltd. GDR		130,182	1,352,076	1.26
			13,574,178	12.61
Kazakhstan (Cost $662,617)
Kaspi.KZ JSC GDR*,2		15,955	1,005,165	0.93
			1,005,165	0.93
Malaysia (Cost $831,259)
My EG Services Bhd.	MYR	2,922,427	1,387,683	1.29
			1,387,683	1.29
Mexico (Cost $2,024,835)
Fomento Economico Mexicano S.A.B. de C.V. ADR		18,829	1,281,313	1.19
Grupo Mexico S.A.B. de C.V., Series B	MXN	212,037	908,597	0.84
			2,189,910	2.03
Russian Federation (Cost $6,550,043)
HeadHunter Group PLC ADR		33,710	1,041,976	0.97
LUKOIL PJSC ADR		25,494	1,806,006	1.68
Polyus PJSC GDR (Registered)		10,305	970,064	0.90
TCS Group Holding PLC GDR (Registered)		72,675	2,983,190	2.77
X5 Retail Group N.V. GDR (Registered)		39,664	1,395,583	1.30
Yandex N.V., Class A*		21,000	1,315,440	1.22
			9,512,259	8.84
South Africa (Cost $3,637,542)
Naspers Ltd., Class N	ZAR	20,438	4,691,140	4.36
			4,691,140	4.36
South Korea (Cost $8,675,713)
Douzone Bizon Co. Ltd.	KRW	8,237	732,956	0.68
Hansol Chemical Co. Ltd.	KRW	13,875	2,379,759	2.21
Hugel, Inc.*	KRW	5,334	936,066	0.87
LG Household & Health Care Ltd.	KRW	911	1,266,169	1.18
NCSoft Corp.	KRW	1,213	1,030,699	0.96
SK Hynix, Inc.	KRW	35,251	3,837,075	3.56
SK Materials Co. Ltd.	KRW	4,321	1,187,006	1.10
Tokai Carbon Korea Co. Ltd.*	KRW	9,148	1,165,164	1.08
WONIK IPS Co. Ltd.*	KRW	25,853	1,104,207	1.03
			13,639,101	12.67
Taiwan (Cost $8,060,679)
ASPEED Technology, Inc.	TWD	15,000	1,067,319	0.99
Delta Electronics, Inc.	TWD	104,000	1,051,311	0.98
Parade Technologies Ltd.	TWD	38,000	1,635,748	1.52

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Silergy Corp.	TWD	9,232	$861,836	0.80
Sinbon Electronics Co. Ltd.	TWD	126,000	1,127,873	1.05
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	246,000	5,194,256	4.82
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		32,130	3,904,438	3.63
			14,842,781	13.79
Vietnam (Cost $647,395)
Vietnam Dairy Products JSC	VND	176,036	785,124	0.73
			785,124	0.73
Total Common Stocks (Cost $74,007,915)			105,466,222	97.98
Preferred Stocks
Brazil (Cost $913,042)
Itau Unibanco Holding S.A. ADR, 0.628%[3]		178,681	932,715	0.87
			932,715	0.87
South Korea (Cost $1,138,988)
LG Chem Ltd., 2.047%[3]	KRW	2,501	1,040,044	0.96
			1,040,044	0.96
Total Preferred Stocks (Cost $2,052,030)			1,972,759	1.83
Total Investments (Total Cost $76,059,945)			107,438,981	99.81
Other Assets Less Liabilities			204,047	0.19
Net Assets			$107,643,028	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
At January 31, 2021, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.5%
Consumer Discretionary	20.6
Consumer Staples	5.2
Energy	1.7
Financials	15.0
Health Care	5.0
Industrials	7.3
Information Technology	26.8
Materials	8.6
Utilities	1.1
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$5,681,693	$—	$—	$5,681,693
China	9,710,080	24,121,129	—	33,831,209
Hong Kong	—	3,277,405	—	3,277,405
Hungary	—	1,048,574	—	1,048,574
India	6,224,974	7,349,204	—	13,574,178
Kazakhstan	1,005,165	—	—	1,005,165
Malaysia	—	1,387,683	—	1,387,683
Mexico	2,189,910	—	—	2,189,910
Russian Federation	2,357,416	7,154,843	—	9,512,259
South Africa	—	4,691,140	—	4,691,140
South Korea	—	13,639,101	—	13,639,101
Taiwan	3,904,438	10,938,343	—	14,842,781
Vietnam	—	785,124	—	785,124
Total Common Stocks	31,073,676	74,392,546	—	105,466,222
Preferred Stocks
Brazil	932,715	—	—	932,715
South Korea	—	1,040,044	—	1,040,044
Total Preferred Stocks	932,715	1,040,044	—	1,972,759
Total Investments	$32,006,391	$75,432,590	$—	$107,438,981

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,001,671)
Arco Platform Ltd., Class A*		7,900	$250,746	1.67
Arezzo Industria e Comercio S.A.	BRL	9,900	127,690	0.85
Lojas Renner S.A.	BRL	30,300	229,656	1.52
Notre Dame Intermedica Participacoes S.A.	BRL	19,500	336,797	2.24
StoneCo Ltd., Class A*		2,800	201,320	1.34
			1,146,209	7.62
China (Cost $3,181,312)
Alibaba Group Holding Ltd. ADR*		2,517	638,890	4.25
Angel Yeast Co. Ltd., Class A	CNH	17,000	138,851	0.92
ANTA Sports Products Ltd.	HKD	16,000	266,588	1.77
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	42,900	298,373	1.98
JD.com, Inc. ADR*		3,300	292,677	1.95
Kweichow Moutai Co. Ltd., Class A	CNH	500	164,207	1.09
NetEase, Inc. ADR		2,935	337,496	2.25
New Oriental Education & Technology Group, Inc. ADR*		2,522	422,435	2.81
Ping An Insurance Group Co. of China Ltd., Class H	HKD	22,500	265,377	1.77
Sunny Optical Technology Group Co. Ltd.	HKD	8,300	216,978	1.44
Tencent Holdings Ltd.	HKD	9,700	849,168	5.65
WuXi AppTec Co. Ltd., Class H2	HKD	7,400	176,008	1.17
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	77,000	170,737	1.14
Xinyi Solar Holdings Ltd.	HKD	90,000	198,865	1.32
			4,436,650	29.51
Hong Kong (Cost $396,694)
AIA Group Ltd.	HKD	40,200	492,547	3.28
			492,547	3.28
Hungary (Cost $202,961)
OTP Bank Nyrt.*	HUF	4,813	219,923	1.46
			219,923	1.46
India (Cost $934,707)
HDFC Bank Ltd. ADR*		7,091	511,261	3.40
ICICI Bank Ltd. ADR*		24,700	372,970	2.48
Mahindra & Mahindra Ltd. GDR		27,912	289,896	1.93
			1,174,127	7.81
Kazakhstan (Cost $155,034)
Kaspi.KZ JSC GDR*,2		3,792	238,896	1.59
			238,896	1.59
Malaysia (Cost $212,862)
My EG Services Bhd.	MYR	685,940	325,711	2.17
			325,711	2.17

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $272,866)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,025	$273,901	1.82
			273,901	1.82
Poland (Cost $208,858)
Allegro.eu S.A.*,2	PLN	11,075	217,259	1.45
			217,259	1.45
Russian Federation (Cost $703,629)
HeadHunter Group PLC ADR		6,007	185,677	1.23
TCS Group Holding PLC GDR (Registered)		12,618	517,948	3.45
X5 Retail Group N.V. GDR (Registered)		6,585	231,694	1.54
Yandex N.V., Class A*		3,500	219,240	1.46
			1,154,559	7.68
South Africa (Cost $463,258)
Naspers Ltd., Class N	ZAR	2,818	646,816	4.30
			646,816	4.30
South Korea (Cost $1,143,808)
Douzone Bizon Co. Ltd.	KRW	1,631	145,132	0.96
Hansol Chemical Co. Ltd.	KRW	2,546	436,675	2.90
Hugel, Inc.*	KRW	975	171,103	1.14
NCSoft Corp.	KRW	226	192,035	1.28
NHN KCP Corp.*	KRW	2,218	115,497	0.77
Samsung Electronics Co. Ltd. GDR (Registered)[2]		134	246,331	1.64
SK Hynix, Inc.	KRW	2,799	304,671	2.03
WONIK IPS Co. Ltd.*	KRW	4,836	206,550	1.37
			1,817,994	12.09
Taiwan (Cost $1,354,871)
ASPEED Technology, Inc.	TWD	3,000	213,464	1.42
Delta Electronics, Inc.	TWD	40,000	404,350	2.69
Parade Technologies Ltd.	TWD	7,000	301,322	2.00
Silergy Corp.	TWD	1,429	133,402	0.89
Sinbon Electronics Co. Ltd.	TWD	19,000	170,076	1.13
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	23,000	485,642	3.23
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,444	904,595	6.02
			2,612,851	17.38
Total Common Stocks (Cost $10,232,531)			14,757,443	98.16
Total Investments (Total Cost $10,232,531)			14,757,443	98.16
Other Assets Less Liabilities			276,093	1.84
Net Assets			$15,033,536	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2021, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	10.6%
Consumer Discretionary	23.7
Consumer Staples	5.4
Financials	17.4
Health Care	4.6
Industrials	3.2
Information Technology	30.4
Materials	2.9
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,146,209	$—	$—	$1,146,209
China	1,691,498	2,745,152	—	4,436,650
Hong Kong	—	492,547	—	492,547
Hungary	—	219,923	—	219,923
India	884,231	289,896	—	1,174,127
Kazakhstan	238,896	—	—	238,896
Malaysia	—	325,711	—	325,711
Mexico	273,901	—	—	273,901
Poland	—	217,259	—	217,259
Russian Federation	404,917	749,642	—	1,154,559
South Africa	—	646,816	—	646,816
South Korea	—	1,817,994	—	1,817,994
Taiwan	904,595	1,708,256	—	2,612,851
Total Common Stocks	5,544,247	9,213,196	—	14,757,443
Total Investments	$5,544,247	$9,213,196	$—	$14,757,443

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $206,265)
BBK BSC, 5.500%, 07/09/2024		200,000	$207,174	1.96
			207,174	1.96
Brazil (Cost $534,572)
CSN Resources S.A., 7.625%, 02/13/2023		347,000	360,363	3.41
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	201,500	1.91
			561,863	5.32
China (Cost $1,687,840)
Central China Real Estate Ltd., 6.500%, 03/05/2021		200,000	199,750	1.89
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021		200,000	105,500	1.00
China Evergrande Group, 11.500%, 01/22/2023		240,000	228,705	2.17
China Hongqiao Group Ltd., 7.125%, 07/22/2022		237,000	232,379	2.20
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		214,000	218,320	2.07
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		318,000	329,092	3.12
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		324,000	336,951	3.19
			1,650,697	15.64
Colombia (Cost $362,564)
Bancolombia S.A., 3.000%, 01/29/2025		200,000	206,002	1.95
Frontera Energy Corp., 9.700%, 06/25/2023		200,000	188,752	1.79
			394,754	3.74
Ecuador (Cost $98,456)
Petroamazonas EP, 4.625%, 12/06/2021		101,133	93,548	0.89
			93,548	0.89
Egypt (Cost $239,939)
ADES International Holding PLC, 8.625%, 04/24/2024		252,000	252,000	2.39
			252,000	2.39
India (Cost $331,985)
Power Finance Corp. Ltd., 3.750%, 06/18/2024		331,000	349,733	3.31
			349,733	3.31
Indonesia (Cost $733,384)
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		219,000	233,874	2.22
Indonesia Asahan Aluminium Persero PT, 5.230%, 11/15/2021		288,000	297,792	2.82
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		200,000	222,125	2.10
			753,791	7.14
Jordan (Cost $206,465)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	208,940	1.98
			208,940	1.98
Kuwait (Cost $334,274)
Al Ahli Bank of Kuwait KSCP, 3.500%, 04/05/2022		328,000	338,283	3.20
			338,283	3.20

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (Cost $543,144)
Alfa S.A.B. de C.V., 5.250%, 03/25/2024		319,000	$346,115	3.28
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		200,000	209,000	1.98
			555,115	5.26
Morocco (Cost $331,867)
OCP S.A., 5.625%, 04/25/2024		310,000	341,687	3.24
			341,687	3.24
Oman (Cost $201,283)
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	211,770	2.01
			211,770	2.01
Pakistan (Cost $209,422)
Pakistan (Rep of), 8.250%, 04/15/2024		200,000	221,016	2.09
			221,016	2.09
Panama (Cost $502,055)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	205,350	1.94
Banistmo S.A., 3.650%, 09/19/2022		295,000	304,841	2.89
			510,191	4.83
Peru (Cost $200,723)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	207,600	1.97
			207,600	1.97
Poland (Cost $226,926)
Walnut Bidco PLC, 9.125%, 08/01/2024		224,000	236,244	2.24
			236,244	2.24
Saudi Arabia (Cost $899,113)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	263,680	2.50
SABIC Capital II B.V., 4.000%, 10/10/2023		317,000	343,153	3.25
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	347,152	3.29
			953,985	9.04
Singapore (Cost $217,876)
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	238,762	2.26
			238,762	2.26
South Africa (Cost $671,268)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		314,000	345,367	3.27
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		352,000	359,962	3.41
			705,329	6.68
United Arab Emirates (Cost $1,316,786)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	226,632	2.15
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	227,739	2.16
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	209,000	1.98

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	$339,573	3.22
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	345,760	3.27
			1,348,704	12.78
Total Debt Securities (Cost $10,056,207)			10,341,186	97.97
Total Investments (Total Cost $10,056,207)			10,341,186	97.97
Other Assets Less Liabilities			213,786	2.03
Net Assets			$10,554,972	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
Percentages shown are based on net assets.
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$9,102,567	$—	$9,102,567
Financial Certificates	—	812,253	—	812,253
Government Agencies	—	205,350	—	205,350
Government Bonds	—	221,016	—	221,016
Total Debt Securities	—	10,341,186	—	10,341,186
Total Investments	$—	$10,341,186	$—	$10,341,186

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $247,554)
BBK BSC, 5.500%, 07/09/2024		240,000	$248,609	1.20
			248,609	1.20
Brazil (Cost $2,405,184)
CSN Resources S.A., 7.625%, 02/13/2023		240,000	249,242	1.20
Gerdau Trade, Inc., 4.875%, 10/24/2027		220,000	250,800	1.21
GTL Trade Finance, Inc., 7.250%, 04/16/2044		200,000	281,500	1.36
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		230,000	247,020	1.19
Petrobras Global Finance B.V., 6.875%, 01/20/2040		215,000	258,269	1.24
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	257,477	1.24
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	254,365	1.23
Vale Overseas Ltd., 8.250%, 01/17/2034		275,000	415,594	2.00
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		200,000	271,502	1.31
			2,485,769	11.98
Chile (Cost $2,032,786)
Colbun S.A., 3.150%, 03/06/2030		230,000	246,030	1.19
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		200,000	269,992	1.30
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	315,654	1.52
Enel Chile S.A., 4.875%, 06/12/2028		205,000	240,772	1.16
GNL Quintero S.A., 4.634%, 07/31/2029		230,000	255,875	1.23
Inversiones CMPC S.A., 4.375%, 04/04/2027		220,000	247,703	1.20
Sociedad Quimica y Minera de Chile S.A., 4.250%, 01/22/2050		225,000	258,075	1.24
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		200,000	213,358	1.03
			2,047,459	9.87
China (Cost $785,223)
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		280,000	290,080	1.40
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		200,000	189,514	0.91
Scenery Journey Ltd., 12.000%, 10/24/2023		315,000	293,734	1.42
			773,328	3.73
Colombia (Cost $538,013)
Ecopetrol S.A., 6.875%, 04/29/2030		240,000	298,800	1.44
SURA Asset Management S.A., 4.375%, 04/11/2027		220,000	247,227	1.19
			546,027	2.63
India (Cost $485,116)
Adani Transmission Ltd., 4.250%, 05/21/2036		236,425	252,038	1.21
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	261,041	1.26
			513,079	2.47
Indonesia (Cost $1,432,747)
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		200,000	250,951	1.21
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		200,000	267,838	1.29
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	416,262	2.01

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	$279,000	1.34
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	260,682	1.26
			1,474,733	7.11
Israel (Cost $964,305)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	257,250	1.24
ICL Group Ltd., 6.375%, 05/31/2038[2]		235,000	310,200	1.50
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		190,000	215,988	1.04
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	223,770	1.08
			1,007,208	4.86
Kazakhstan (Cost $578,127)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		429,000	594,234	2.86
			594,234	2.86
Kuwait (Cost $201,881)
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021[3]		200,000	201,000	0.97
			201,000	0.97
Mexico (Cost $2,828,612)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	265,783	1.28
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		200,000	209,000	1.01
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		220,000	251,779	1.21
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		200,000	211,210	1.02
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		267,045	312,843	1.51
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		213,791	248,531	1.20
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		225,000	254,590	1.23
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		210,000	257,096	1.24
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	425,466	2.05
Trust Fibra Uno, 5.250%, 12/15/2024		200,000	222,020	1.07
Trust Fibra Uno, 6.390%, 01/15/2050		290,000	339,590	1.63
			2,997,908	14.45
Panama (Cost $806,151)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	311,962	1.50
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	212,925	1.03
Cable Onda S.A., 4.500%, 01/30/2030		280,000	302,400	1.46
			827,287	3.99
Peru (Cost $489,400)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		190,000	202,825	0.98

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Southern Copper Corp., 6.750%, 04/16/2040		200,000	$294,003	1.41
			496,828	2.39
Qatar (Cost $372,332)
Qatar (Rep of), 4.400%, 04/16/2050		286,000	365,780	1.76
			365,780	1.76
Romania (Cost $307,190)
NE Property B.V., 1.875%, 10/09/2026	EUR	275,000	336,636	1.62
			336,636	1.62
Russian Federation (Cost $448,046)
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		245,000	242,045	1.17
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	210,750	1.01
			452,795	2.18
Saudi Arabia (Cost $985,092)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		305,000	362,584	1.75
Saudi Arabian Oil Co., 4.250%, 04/16/2039		295,000	338,144	1.63
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		230,000	300,881	1.45
			1,001,609	4.83
Singapore (Cost $456,764)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		250,000	256,812	1.24
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	212,000	1.02
			468,812	2.26
South Africa (Cost $560,261)
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	351,625	1.70
Prosus N.V., 3.680%, 01/21/2030		200,000	215,890	1.04
			567,515	2.74
Thailand (Cost $538,832)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	264,098	1.28
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		250,000	284,841	1.37
			548,939	2.65
Ukraine (Cost $808,419)
Metinvest B.V., 8.500%, 04/23/2026		200,000	222,544	1.08
MHP SE, 7.750%, 05/10/2024		200,000	218,308	1.05
Ukraine (Rep of), 9.750%, 11/01/2028		339,000	411,075	1.98
			851,927	4.11
United Arab Emirates (Cost $1,537,410)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		170,000	249,084	1.20
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		225,000	243,844	1.18
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	392,136	1.89

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 03/31/2036		200,000	$201,923	0.97
MAF Global Securities Ltd., 4.750%, 05/07/2024		200,000	218,000	1.05
Tabreed Sukuk SPC Ltd., 5.500%, 10/31/2025		215,000	250,070	1.21
			1,555,057	7.50
Total Debt Securities (Cost $19,809,445)			20,362,539	98.16
Total Investments in Securities (Cost $19,809,445)			20,362,539	98.16
Total Investments (Total Cost $19,809,445)			20,362,539	98.16
Other Assets Less Liabilities			382,579	1.84
Net Assets			$20,745,118	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.
At January 31, 2021, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/17/2021	Citibank	United States Dollar	324,036	Euro	264,379	$3,090
Subtotal Appreciation						3,090
Total						$3,090

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$17,504,827	$—	$17,504,827
Corporate Convertible Bonds	—	468,460	—	468,460
Financial Certificates	—	794,795	—	794,795
Government Agencies	—	425,466	—	425,466
Government Bonds	—	1,168,991	—	1,168,991
Total Debt Securities	—	20,362,539	—	20,362,539
Total Investments	$—	$20,362,539	$—	$20,362,539

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,090	$—	$3,090
Total Other Financial Instruments	$—	$3,090	$—	$3,090